As filed with the Securities and Exchange Commission on August 21, 1998


                         File Nos. 33-9645 and 811-4881

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 56


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 57


                             NORWEST ADVANTAGE FUNDS
            (Formerly "Norwest Funds" and "Prime Value Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900


                               Don L. Evans, Esq.
                         Forum Financial Services, Inc.

                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                           Anthony C. J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

     It is proposed that this filing will become effective:

[ ]  immediately  upon filing pursuant to Rule 485,  paragraph (b)
[ ]  on _______ pursuant to Rule 485,  paragraph  (b)
[ ]  60 days after filing  pursuant to Rule 485,  paragraph  (a)(1)
[X]  on October 1, 1998  pursuant to Rule 485,  paragraph (a)(1)
[ ]  75 days after filing  pursuant to Rule 485,  paragraph  (a)(2)
[ ]  on ________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment ________.

Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund, Performa Small Cap Value Fund and Performa Global Growth Fund of Registrant are structured as master-feeder funds and this amendment is also executed by Core Trust (Delaware)and Schroder Capital Funds.

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))


   (Prospectus offering Shares of Performa Strategic Value Bond Fund, Performa
      Disciplined Growth Fund, Performa Small Cap Value Fund, and Performa
                               Global Growth Fund)

                                     PART A

Form N-1A                                               Location in Prospectus
---------                                               ----------------------
Item No.
---------
Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Overview

Item 3.             Condensed Financial Information              Financial Highlights; Other Information

Item 4.             General Description of Registrant            Overview; Investment Objectives and Policies;
                                                                 Other Information

Item 5.             Management of the Fund                       Overview; Management

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Distributions and Tax Matters; Other
                                                                 Information

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions; Management

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

                            (All other Prospectuses)

                                     PART A

                          Not Applicable to this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))




      (SAI offering Shares of Performa Strategic Value Bond Fund, Performa
             Disciplined Growth Fund, Performa Small Cap Value Fund,
                        and Performa Global Growth Fund)

                                     PART B

Form N-1A                                                        Location in Statement of Additional Information
---------                                                        -----------------------------------------------
Item No.
---------
Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Table of Contents

Item 12.            General Information and History              Prospectus

Item 13.            Investment Objectives and Other Policies     Investment Policies; Investment Limitations

Item 14.            Management of the Fund                       Management - Management and Administrative
                                                                 Services; Additional Information About the Trust
                                                                 and the Shareholders of the Funds

Item 15.            Control Persons and Principal Holders of     Additional Information About the Trust and the
                    Securities                                   Shareholders of the Funds

Item 16.            Investment Advisory and Other Services       Management - Investment Advisory Services

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           Additional Information About the Trust and the
                                                                 Shareholders of the Fund

Item 19.            Purchase, Redemption and Pricing of          Additional Purchase and Redemption Information
                    Securities Being Offered

Item 20.            Tax Status                                   Taxation

Item 21.            Underwriters                                 Management

Item 22.            Calculation of Performance Data              Performance and Advertising Data

Item 23.            Financial Statements                         Additional Information About the Trust and the
                                                                 Shareholders of the Funds - Financial Statements

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

                                (All other SAIs)

                                     PART B

                          Not Applicable to this Filing

                                   PROSPECTUS



                                 OCTOBER 1, 1998

                               THE PERFORMA FUNDS





                       PERFORMA STRATEGIC VALUE BOND FUND
                        PERFORMA DISCIPLINED GROWTH FUND
                          PERFORMA SMALL CAP VALUE FUND
                           PERFORMA GLOBAL GROWTH FUND




















AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS



                                                                            PAGE
1.     OVERVIEW.................................................................
2.     FINANCIAL HIGHLIGHTS.....................................................
3.     GLOSSARY.................................................................
4.     INVESTMENT OBJECTIVES AND POLICIES.......................................
5.     RISK CONSIDERATIONS......................................................
6.     COMMON POLICIES..........................................................
7.     MANAGEMENT OF THE FUNDS..................................................
8.     PURCHASES AND REDEMPTIONS OF SHARES......................................
9.     DISTRIBUTIONS AND TAX MATTERS............................................
10.    OTHER INFORMATION
       .........................................................................

--------------------------------------------------------------------------------
1.       OVERVIEW
--------------------------------------------------------------------------------

         The following is a summary of information about the Funds. Before investing, you should read the prospectus and consider the discussions under INVESTMENT OBJECTIVES AND POLICIES and RISK CONSIDERATIONS.

         No single Fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.


--------------------------------------------------------------------------------
     THE FUNDS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
     FUND                                  OBJECTIVE                                 PRIMARY INVESTMENTS

     PERFORMA STRATEGIC VALUE              Total return  by investing  primarily     Broad spectrum of
     BOND FUND                             income     producing      securities.     investment grade securities.
                                           securities.


     PERFORMA DISCIPLINED GROWTH FUND      Capital  appreciation  by   investing     Stock of companies that appear to
                                           primarily in common stock  of  larger     possess above average potential
                                           companies.                                for growth.

     PERFORMA SMALL CAP VALUE FUND         Capital  appreciation   by  investing     Stock of smaller companies
                                           primarily in common stocks of smaller     that appear undervalued.
                                           companies.

     PERFORMA  GLOBAL GROWTH FUND          Long-term  capital   appreciation  by     Stocks of established
                                           investing    primarily    in   common     companies located in the
                                           stocks of established companies           developed, newly
                                           throughout  the world,  including the     industrialized and emerging
                                           United States.                            markets.

-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         FUND STRUCTURES
--------------------------------------------------------------------------------

         Instead of investing directly in a portfolio of securities, each Fund invests in another fund identified in this prospectus as a Portfolio. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in portfolio securities.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

         NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and Portfolios except Schroder Global Growth Portfolio. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $___ billion in assets.

         SCHRODER CAPITAL MANAGEMENT INC. or SCHRODER is the investment adviser for Schroder Global Growth Portfolio. Schroder specializes in providing international investment advice. INVESTMENT SUBADVISERS make investment decisions for the other Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest or a subadviser as an Adviser.

         The   FORUM   FINANCIAL   GROUP  of   companies   provide   management,
         administrative and underwriting services to the Funds.


--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         You may purchase or redeem shares without sales or other charges. The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

         Each Fund distributes to shareholders its net capital gain, if any, at least annually. The DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income.

--------------------------------------------------------------------------------
RISK FACTORS
--------------------------------------------------------------------------------

         All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets in which the Fund invests, the investments that the Fund makes and prevailing economic conditions over the period of your investment.

         Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

         If you invest in Performa Strategic Value Bond Fund, the investment income you receive from the Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

         A decline in interest rates also may result in losses in the Fund's mortgage- and other asset-backed securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of the Fund to rise due to a drop in prepayments. A rise in average maturity increases the Fund's sensitivity to rising interest rates and potential for losses in value.

         The Fund also is subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest or principal on its obligations when due. The Fund seeks to limit its credit risk by investing primarily in debt securities that are highly rated by a nationally recognized statistical rating organization. The Fund's investments in securities that are not highly rated are subject to more credit risk.

         Performa Disciplined Growth Fund, Performa Small Cap Value Fund and Performa Global Growth Fund are subject to "market risk," which is the general risk that the value of a Fund's investments may decline if the stock markets perform poorly. There also is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

         Performa Small Cap Value Fund and Performa Global Growth Fund have additional risks because they invest in smaller and foreign issuers, respectively. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign currency exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax or confiscate investors' assets.

--------------------------------------------------------------------------------
EXPENSES OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

         The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund. The Funds do not impose transaction charges for purchasing, redeeming or exchanging shares. The Funds do not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES
(As  a percentage of average net assets after applicable expense reimbursements)


                                                                INVESTMENT              OTHER              TOTAL FUND
                                                                 ADVISORY              EXPENSES             OPERATING
                                                                   FEES         (AFTER REIMBURSEMENTS)      EXPENSES
                                                                   ----         ----------------------      --------
Performa Strategic Value Bond Fund                                 0.50%                0.35%                 0.85%
Performa Disciplined Growth Fund                                   0.90%                0.35%                 1.25%
Performa Small Cap Value Fund                                      0.95%                0.35%                 1.30%
Performa Global Growth Fund                                        0.90%                0.55%                 1.45%



Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests. Investment Advisory Fees are those incurred by the Portfolios. Other Expenses reflect expense reimbursements. Absent expense reimbursements, Other Expenses and Total Operating Expenses for the Funds would be: Performa Strategic Value Bond Fund [____%] and [____%], Performa Disciplined Growth Fund [____%] and [____%], Performa Small Cap Value Fund [____%] and [____%] and Performa Global Growth Fund [____%] and [____%]. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLES

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                             ------     -------     -------     --------


Performa Strategic Value Bond Fund
Performa Disciplined Growth Fund
Performa Small Cap Value Fund
Performa Global Growth Fund

--------------------------------------------------------------------------------
2.  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information has been audited by _____________________, independent auditors, whose reports about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request.

--------------------------------------------------------------------------------
3.  GLOSSARY
--------------------------------------------------------------------------------


     This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Term                                Definition
----                                ----------
Board                               The Board of Trustees of the Funds.

Duration A measure of a debt security's average life that reflects the present value of the security's cash flow.

Fundamental                         Requiring shareholder approval to change.

Market Capitalization               The total market value of a company's outstanding common stock.

NRSRO                               A nationally recognized statistical rating organization,  such as S&P, that rates fixed-income securities and preferred stock by relative credit risk.

Non-Investment Grade                Neither rated at the time of purchase in 1 of the 4 highest long-term or 2 highest short-term  ratings  categories  by an NRSRO nor unrated and determined by the Adviser to be comparable quality.

Russell 2000(R)Index                A broad-based index of smaller capitalization companies.

S&P                                 Standard & Poor's Corporation.

S&P 500 Index                       Standard  &  Poor's  500  Composite   Stock  Price  Index,   an  index  of  large
                                    capitalization companies.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. Government Security            A  security  issued  or  guaranteed  as to  principal  and  interest  by the U.S.
                                    Government, its agencies or its instrumentalities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4.  INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

          This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The RISK CONSIDERATIONS section below discusses these risks.

PERFORMA STRATEGIC VALUE BOND FUND

         INVESTMENT OBJECTIVE. The Fund's investment objective is to seek total return by investing primarily in income producing securities.

         INVESTMENT POLICIES. The Fund invests in a broad range of fixed-income instruments in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds and foreign bonds.

         The Adviser focuses on relative value as opposed to predicting the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that are consistent with the Fund's investment objective.

          The Fund particularly seeks strategic diversification. The Fund will not invest more than:

          *    75% of its total assets in corporate bonds;

          *    60% of its total assets in mortgage-backed securities;

          *    50% of its total assets in asset-backed securities; or

          * 25% of its total assets in a single industry of the corporate market.

         The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

         The Fund will invest 65% of its total assets in securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities rated at the time of purchase in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

         The average maturity of the Fund will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's Duration normally will vary between 3 and 8 years.

         The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Fund also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           RISKS:
           credit risk          interest rate risk                 leverage risk
           market risk          prepayment risk
--------------------------------------------------------------------------------


PERFORMA DISCIPLINED GROWTH FUND

         INVESTMENT OBJECTIVE. The Fund's investment objective is to seek capital appreciation by investing primarily in common stocks of larger companies.

         INVESTMENT POLICIES. The Fund seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Fund invests in companies with average Market Capitalizations greater than $5 billion.

         The Fund seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis. The Adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality and valuation.

         The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk or enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           RISKS:
           leverage risk                       market risk
--------------------------------------------------------------------------------


PERFORMA SMALL CAP VALUE FUND

         INVESTMENT  OBJECTIVE.   The  Fund's  investment  objective  is to seek
         capital appreciation by investing primarily in common stocks of smaller companies.

         INVESTMENT POLICIES. The Fund seeks capital appreciation by investing in common stocks of smaller companies. The Fund will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index, which range from approximately $__ billion to approximately $__ billion.

         The Fund seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports and the fundamental business outlook for the company.

         The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk or enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           RISKS:
           Leverage risk             market risk              small company risk
--------------------------------------------------------------------------------

PERFORMA GLOBAL GROWTH FUND

         INVESTMENT OBJECTIVE. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks of established companies throughout the world, including the United States.

         INVESTMENT POLICIES. The Fund invests in common stocks of established companies located in the developed, newly industrialized and emerging markets. The Fund normally invests at least 65% of its total assets in companies located in the United States and at least four other countries. The Fund may invest in companies of any size, but generally invests in companies that are large and, to a lesser extent, medium-sized for the particular market.

         The Adviser's investment process emphasizes stock selection and a fundamental company analysis. The Adviser seeks companies that it believes have a sustainable competitive advantage and a potential for growth that is generally undervalued by other investors. The Adviser considers historical growth rates and future growth prospects, management capability and competitive position in both domestic and export markets.

         The Adviser allocates the Fund's investments geographically. The Adviser selects countries it believes have a favorable long-term business environment and are not subject to adverse macroeconomic or political conditions that could impede corporate growth. The Fund may invest more than 25% of its total assets in issuers located in a single country.

         The Fund may seek capital appreciation by investing in convertible or non-convertible debt securities. The Fund may invest in debt securities issued by corporations or financial institutions. The Fund also may invest in debt securities issued or guaranteed by foreign governments (including provinces and municipalities), their agencies and their instrumentalities and international organizations that promote economic reconstruction or development.

         When selecting debt securities, the Adviser considers favorable changes in relative foreign exchange rates, relative interest rate levels or the creditworthiness of issuers. The Adviser seeks income only incidentally to seeking capital appreciation. The Fund may invest in debt securities in order to participate in debt-to-equity conversion programs that are part of corporate reorganizations.

         The Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.

         The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk or enhance return.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      RISKS:
      credit risk                        currency rate risk        foreign  risk
      geographic concentration risk      interest rate risk        leverage risk
      market risk                        prepayment risk
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  RISK CONSIDERATIONS
--------------------------------------------------------------------------------

         This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in Investment Objectives and Policies lists the Fund's principal risks.

--------------------------------------------------------------------------------
CREDIT RISK
--------------------------------------------------------------------------------

         The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.

--------------------------------------------------------------------------------
CURRENCY RATE RISK
--------------------------------------------------------------------------------

         The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments. This risk may be greater for investments in emerging or developing markets.

--------------------------------------------------------------------------------
FOREIGN RISK
--------------------------------------------------------------------------------

         The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. This risk may be greater for investments in issuers in emerging or developing markets.

--------------------------------------------------------------------------------
GEOGRAPHIC CONCENTRATION RISK
--------------------------------------------------------------------------------

         The risk that factors adversely affecting a Fund's investments in issuers located in a state, country or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.


--------------------------------------------------------------------------------
INTEREST RATE RISK
--------------------------------------------------------------------------------

         The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed-income securities is subject to risk even if all the fixed-income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities.

--------------------------------------------------------------------------------
LEVERAGE RISK
--------------------------------------------------------------------------------

         The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.

--------------------------------------------------------------------------------
MARKET RISK
--------------------------------------------------------------------------------

         The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

--------------------------------------------------------------------------------
PREPAYMENT RISK
--------------------------------------------------------------------------------

         The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.

--------------------------------------------------------------------------------
SMALL COMPANY RISK
--------------------------------------------------------------------------------

         The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.



--------------------------------------------------------------------------------
6.  COMMON POLICIES
--------------------------------------------------------------------------------

         Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.

--------------------------------------------------------------------------------
VOTING ISSUES
--------------------------------------------------------------------------------

         In determining the outcome of shareholder votes, the Performa Funds and the funds in the Performa Funds' fund complex normally count votes on a share-by-share basis. This means that shareholders of funds in the fund complex with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the funds in the fund complex than do shareholders of funds with comparatively low net asset values.

--------------------------------------------------------------------------------
UNRATED SECURITIES
--------------------------------------------------------------------------------

         Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITION
--------------------------------------------------------------------------------

         To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective.


--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover.


--------------------------------------------------------------------------------
YEAR 2000
--------------------------------------------------------------------------------

         The Funds could be adversely affected if the computer systems used by the Advisers and other service providers to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000. The Year 2000 issue also may adversely affect the Funds' investments.

         Norwest and Forum Financial Group are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 issue, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

          NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio except the Schroder Global Growth Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479.

          SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for Schroder Global Growth Portfolio. In this capacity, Schroder makes investment decisions for and administers that Portfolio's investment program. SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC., 787 SEVENTH AVENUE, 34TH FLOOR, NEW YORK, NY 10019.

          Norwest and certain of the Portfolios have retained INVESTMENT SUBADVISERS to make investment decisions for and administer the investment programs of those Funds and Portfolios. Norwest decides which portion of the assets of a Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

          GALLIARD CAPITAL MANAGEMENT, INC. OR GALLIARD, AN INVESTMENT ADVISORY SUBSIDIARY OF NORWEST BANK, PROVIDES INVESTMENT ADVISORY SERVICES TO BANK AND THRIFT INSTITUTIONS, PENSION AND PROFIT SHARING PLANS, TRUSTS AND CHARITABLE ORGANIZATIONS AND CORPORATE AND OTHER BUSINESS ENTITIES. GALLIARD CAPITAL MANAGEMENT, INC., 800 LASALLE AVE. SUITE 2060, MINNEAPOLIS, MN 55479.

          SMITH ASSET MANAGEMENT GROUP, L.P. OR SMITH, AN INVESTMENT ADVISORY AFFILIATE OF NORWEST BANK, PROVIDES INVESTMENT MANAGEMENT SERVICES TO COMPANY RETIREMENT PLANS, FOUNDATIONS, ENDOWMENTS, TRUST COMPANIES AND HIGH NET WORTH INDIVIDUALS USING A DISCIPLINED EQUITY STYLE. SMITH ASSET MANAGEMENT GROUP, L.P., 300 CRESCENT COURT, SUITE 750, DALLAS, TX 75201

          Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing the Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Portfolios. The list states the investment advisory fees on an annualized basis as a percentage of a Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

          Norwest (and not the Funds or Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Portfolios.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PERFORMA STRATEGIC VALUE BOND FUND
           PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
           ADVISER:                       NORWEST
           SUBADVISER:                    GALLIARD
           PORTFOLIO MANAGERS:            Richard   Merriam,   CFA (19__),  John
                                          Huber (19__) and David Yim (19__).
           ADVISORY FEE:                  0.50%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PERFORMA DISCIPLINED GROWTH PORTFOLIO
           PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO
           ADVISER:                       NORWEST
           SUBADVISER:                    SMITH
           PORTFOLIO MANAGER:             Stephen S. Smith, CFA (199_).
           ADVISORY FEE:                  0.90%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           SMALL CAP VALUE FUND
           PORTFOLIO:                     SMALL CAP VALUE PORTFOLIO
           ADVISER:                       NORWEST
           SUBADVISER:                    SMITH
           PORTFOLIO MANAGER:             Stephen S. Smith (199_)
           ADVISORY FEE:                  0.95%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           SCHRODER GLOBAL GROWTH FUND
           PORTFOLIO:                     INTERNATIONAL PORTFOLIO
           ADVISER:                       SCHRODER
           PORTFOLIO MANAGER:             Michael   Perelstein  (____)  and Paul
                                          Morris (____).
           ADVISORY FEE:                  0.50%


PORTFOLIO MANAGERS

          JOHN HUBER has been a Portfolio Manager and Director of Trading at Galliard since 1995. Mr. Huber has been in investment management since 1991.

          RICHARD MERRIAM, a managing partner of Galliard since 1995, is responsible for investment process and strategy. He was previously Chief Investment Officer of Insight Investment Management.

          PAUL MORRIS has been a Senior Vice President of Schroder Capital Management International and a Director of Schroder since 1997. Prior to joining Schroder, Mr. Morris was Principal and Senior Portfolio Manager at Weiss Peck & Greer, L.L.C., Managing Director (Equity Division) of UBS Asset Management and an Equity Portfolio Manager at Chase Investors Management Group.

          MICHAEL PERELSTEIN has been a Senior Vice President of Schroder since January 1997. Previously Mr. Perelstein was a Managing Director at MacKay Shields.

          STEPHEN S. SMITH has been a Chief Investment Officer and principal of the Smith Group since 1995. Mr. Smith previously served as senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund.

          DAVID YIM, a Portfolio Manager and Director of Investment Research of Galliard since 1995, previously worked for American Express Financial Advisors as a Research Analyst.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

          Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in a Portfolio. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

OTHER FUND SERVICES

          The FORUM FINANCIAL GROUP of companies provide managerial, administrative and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, dividend disbursing agent and custodian.

BACKGROUND OF SMITH GROUP PERFORMANCE

          The table below sets forth composite performance data for the dates indicated relating to the historical performance of certain separate accounts and mutual fund portfolios primarily managed by Stephen Smith, the portfolio manager of Disciplined Growth Portfolio and Small Cap Value Portfolio. The data illustrate the past performance of Mr. Smith in managing substantially similar accounts as measured against specified market indices. It does not represent the performance of the Portfolios. This performance data is not an indication of future performance of the Portfolios, the Smith Group or Mr. Smith.

         Mr. Smith's composites include all actual, fee-paying, discretionary institutional private accounts and mutual fund portfolios managed by Mr. Smith that have substantially the same investment objectives and policies. Mr. Smith's composite performance was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gain and loss. The data accounts for securities transactions on the trade date and uses accrual accounting.

         All returns reflect the deduction of the highest effective investment advisory fees, brokerage commissions and execution costs paid by the Adviser's private accounts, without provision for federal or state income taxes. Returns include returns from cash and cash equivalents. Account fees vary depending on, among other things, the applicable fee schedule, portfolio size and nature of the account. Custodial fees, if any, were not included in the calculation. A schedule of Mr. Smith's fees is available on request.

         The monthly returns of Mr. Smith's composites combine the individual accounts' returns (calculated on a time-weighted rate of return) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

         The institutional private accounts included in Mr. Smith's composites are not subject to certain investment limitations, diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolios by the Investment Company Act of 1940 or the Internal Revenue Code. The performance results could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies.

         The composites are unaudited and do not represent the past performance of nor predict the future returns of the Portfolios or an individual investor investing in Performa Disciplined Growth Fund or Performa Small Cap Value Fund. The use of a methodology different from that used to calculate the performance could result in different performance data.




                                         MR. SMITH'S COMPOSITE FOR THE                S&P 500 INDEX(3)
                                          DISCIPLINED GROWTH STYLE(2)                 ----------------
                                          ---------------------------
           1995                                    [38.05]%                                 [37.54]%
           1996                                    [31.26]%                                 [22.99]%
           1997                                    [42.94]%                                 [29.58]%
      1998 to Date(1)
         1 Year(1)                                 [53.62]%                                 [40.43]%
        2 Years(1)                                 [37.38]%                                 [29.97]%
      Since Inception                              [41.35]%                                 [33.30]%
         1/1/95(1)
                                         MR. SMITH'S COMPOSITE FOR THE                   RUSSELL 2000(4)
                                              SMALL CAP VALUE STYLE                      ---------------
                                              ---------------------
      Since Inception                              [42.19]%                                 [33.25]%
        11/1/96(1)
      Year to Date(1)                              [28.78]%                                 [26.04]%

(1)      Average    annual  return through  [December  31][September 30],  1997.
         Return for less than one year is not annualized.

(2) The composite returns consist of the total returns for the period January 1995 through [December][September] 1997 of accounts for which Stephen S. Smith, now Chief Investment Officer of the Smith Group, served as the primary manager as described above, including the period January 1, 1995 -October 31, 1995, during which Mr. Smith was senior portfolio manager for another firm. The composite does not include the performance of other accounts not managed similarly to the Portfolio. Since November 1, 1995, when the Smith Group commenced operations, Mr. Smith has employed the same investment style in discretionary private accounts as he employed in the accounts described above. No other person played a significant part in achieving the prior performance of these accounts during Mr. Smith's tenure. The data for January 1, 1995
         - October 31, 1995 are not, and should not be, construed as the performance data of Smith Group.

(3) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(4) The Russell 2000 Index is an unmanaged index consisting of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization. The average market capitalization of companies included in the Index is approximately $500 million. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

--------------------------------------------------------------------------------
8.  PURCHASES AND REDEMPTIONS OF SHARES
--------------------------------------------------------------------------------

         You may purchase or redeem shares at a price equal to their net asset value next determined after acceptance of a purchase order, or receipt of a redemption request, on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

--------------------------------------------------------------------------------
GENERAL PURCHASE INFORMATION
--------------------------------------------------------------------------------

         You may purchase shares only through certain financial institutions. The Funds' transfer agent processes all transactions in Fund shares. Please call 888-800-6748 for information about opening an account to purchase Fund shares.

         You may purchase and redeem Fund shares without a sales or redemption charge. Purchases of Fund shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. The Funds reserve the right to reject any subscription for the purchase of shares.

         Your shares may be held in your name or in the name of your financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares. The Funds are not responsible if your financial institution fails to carry out its obligations to you. There is normally a three-day settlement period for purchases and redemptions through broker-dealers.

         When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

--------------------------------------------------------------------------------
GENERAL REDEMPTION INFORMATION
--------------------------------------------------------------------------------

         You may  redeem  Fund  shares  at  their  net  asset  value on any Fund
         Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Please call 888-800-6748 for information about opening an account to purchase Fund shares.

         Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

         Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers.

         Because of the cost of maintaining smaller accounts, the Performa Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000.


--------------------------------------------------------------------------------
9.  DISTRIBUTIONS AND TAX MATTERS
--------------------------------------------------------------------------------

          Distributions of net investment income are declared and paid monthly for Performa Strategic Value Bond Fund and annually for the other Funds. Each Fund distributes net capital gain, if any, at least annually.

          You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.

               * Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

               * Under the Cash Option, you are paid all distributions in cash.

               * Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another Fund. [Call or write the transfer agent] for more information about the Directed Dividend Option.

          All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the distribution


--------------------------------------------------------------------------------
TAX MATTERS
--------------------------------------------------------------------------------


          The Funds are managed so that they do not owe Federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Net capital gain distributed by the Fund may be taxable at different rates depending on the length of time the Fund holds its assets. Distributions reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

          If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. Performa Global Growth Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by Schroder Global Growth Portfolio. If you own shares of Performa Global Growth Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes.

--------------------------------------------------------------------------------
10.  OTHER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

         Each Fund determines its net asset value at 4:00 p.m., Eastern Time on each Fund Business Day by dividing the value of its net assets (i.e,. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

         The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or pursuant to procedures adopted by the Board.

         European, Far Eastern and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

         For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

         Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.



NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH

INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE. If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker or trust officer, by contacting Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling 1-800-XXX-XXXX or 1-207-879-0001.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881

47180.160 #25130

                                 PERFORMA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION




                                 OCTOBER 1, 1998




                        PERFORMA DISCIPLINED GROWTH FUND
                          PERFORMA SMALL CAP VALUE FUND
                       PERFORMA STRATEGIC VALUE BOND FUND
                           PERFORMA GLOBAL GROWTH FUND

                                 PERFORMA FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1998


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:                     DISTRIBUTION:
   Norwest Bank Minnesota, N.A.                   Forum Financial Services, Inc.
   Transfer Agent                                 Manager and Distributor
   733 Marquette Avenue                           Two Portland Square
   Minneapolis, MN  55479-0040                    Portland, Maine 04101
   612) 667-8833/(800) 338-1348                   (207) 879-1900

The Performa Funds are separate series of Norwest Advantage Funds, an open-end, management investment company registered under the Investment Company Act of 1940, as amended.

This Statement of Additional Information supplements the Prospectus dated October 1, 1998, as may be amended from time to time, offering shares of Performa Disciplined Growth Fund, Performa Small Cap Value Fund, Performa Strategic Value Bond Fund and Performa Global Growth Fund.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE CURRENT PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE DISTRIBUTOR AT THE ADDRESS LISTED ABOVE.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
         Introduction

         1.  Investment Policies
                  Security Ratings Information
                  Fixed Income Investments
                  Mortgage-Backed And Asset-Backed Securities Interest Rate Protection Transactions Hedging And Option Income Strategies Foreign Currency Transactions Equity Securities and Additional Information Illiquid Securities and Restricted Securities Loans of Portfolio Securities Borrowing And Transactions Involving Leverage Repurchase Agreements Temporary Defensive Position

         2.  Investment Limitations
                  Fundamental Limitations
                  Non-Fundamental Limitations

         3.  Performance and Advertising Data
                  SEC Yield Calculations
                  Total Return Calculations
                  Other Advertisement Matters

         4.  Management
                  Trustees and Officers
                  Investment Advisory Services
                  Management and Administrative Services
                  Distribution
                  Transfer Agent
                  Custodian
                  Portfolio Accounting
                  Expenses

         5.  Portfolio Transactions

         6.  Additional Purchase and Redemption Information
                  General
                  Exchanges
                  Redemptions

         7.  Taxation

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

         8. Additional Information About the Trust and the Shareholders of the Funds
                  Counsel and Auditors
                  General Information
                  Shareholdings
                  Financial Statements
                  Registration Statement

         Appendix A - Description of Securities Ratings                      A-1

                                  INTRODUCTION


Glossary:

         "Adviser" means Norwest, Schroder or a Subadviser.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Futures Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Core Trust" means Core Trust (Delaware), an open-end, management investment company registered under the 1940 Act.

         "Core Trust Board" means the Board of Trustees of Core Trust.

          "Custodian" means Norwest acting in its capacity as custodian of a Fund.

         "Bond" includes fixed income investments issued with a final maturity of 3 years or more, or that on their face are described as "bonds."

         "FAS" means Forum Administrative Services, Limited Liability Company, the Trust's administrator.

         "Fitch" means Fitch IBCA, Inc.

         "Forum"   means  Forum   Financial   Services,   Inc.,   a   registered
         broker-dealer and the distributor of the Trust's shares.

         "Forum Accounting" means Forum Accounting Services, Limited Liability Company, the Trust's fund accountant.

         "Fund" means each of the four separate portfolios of the Trust to which this Statement of Additional Information relates as identified on the cover page.

         "Galliard" means Galliard Capital Management, Inc., the investment subadviser to Performa Strategic Value Bond Fund and Strategic Value Bond Portfolio.

         "Moody's" means Moody's Investors Service.

         "Norwest" means  Norwest Investment  Management,  Inc., a subsidiary of
          Norwest Bank Minnesota, N.A.

         "Norwest  Bank" means  Norwest Bank  Minnesota,  N.A., a subsidiary  of
          Norwest Corporation.

         "NRSRO" means a nationally recognized statistical rating organization.

         "Performa Funds" means the Funds set forth on the cover page of this Statement of Additional Information.

         "Portfolio" means, Disciplined Growth Portfolio, Small Cap Value Portfolio, Strategic Value Bond Portfolio and Schroder Global Growth Portfolio, each a separate portfolio of Core Trust or Schroder Core.

         "Schroder" means Schroder Capital Management International Inc., the investment adviser to Schroder Global Growth Portfolio.

         "Schroder Core" means Schroder Capital Funds, open-end, management investment company registered under the 1940 Act.

          "Schroder Core Board" means the Board of Trustees of Schroder Capital Funds.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Smith" means Smith Asset Management Group, L.P.

          "Stock Index Futures" means futures contracts that relate to broadly based stock indices.

         "Subadviser" means Galliard, Smith or Schroder.

         "Transfer Agent" means Norwest Bank acting in its capacity as transfer and dividend disbursing agent of a Fund.

         "Trust"  means  Norwest   Advantage  Funds,  an  open-end,   management
         investment company registered under the 1940 Act.

          "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.


The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986, and on July 30, 1993, was reorganized as a Delaware business trust under the name "Norwest Funds." The Trust is currently named "Norwest Advantage Funds."

Norwest is each Fund's investment adviser. Norwest also is the investment adviser of each Portfolio other than Schroder Global Growth Portfolio. Norwest Bank serves as the Trust's transfer agent, dividend disbursing agent and custodian. Schroder serves as investment adviser to Schroder Global Growth Portfolio.

Smith serves as investment subadviser of Performa Disciplined Growth Fund, Disciplined Growth Portfolio, Performa Small Cap Value Fund and Small Cap Value Portfolio. Galliard serves as investment subadviser of Performa Strategic Value Bond Fund and Strategic Value Bond Portfolio. Schroder serves as an investment subadviser of Performa Global Growth Fund.

Forum serves as the Trust's manager and as distributor of the Trust's shares. FAS serves as each Fund's administrator.

1.       INVESTMENT POLICIES

The following  discussion  supplements  that in the  Prospectus  concerning  the
Funds' investments, investment techniques and strategies and the risks associated therewith. The discussion below refers to the investment policies of the Funds. Because the investment policies of a Fund are substantially similar to the investment policies of the Portfolio in which the Fund invests, the discussion below is equally applicable to the Portfolios.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings, however, are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring sale of such security by a Fund), the Fund's Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

A Fund may purchase unrated securities if its Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.

FIXED INCOME INVESTMENTS

PERFORMA STRATEGIC VALUE BOND FUND AND PERFORMA GLOBAL GROWTH FUND. Fixed-income securities are subject to interest rate risk. There is normally an inverse relationship between the market value of these securities and actual changes in interest rates. Thus, an increase in interest rates generally produces a decrease in market value of fixed income securities, while a decrease in interest rates generally produces an increase in market value of fixed income securities. Moreover, the longer the remaining maturity of a security, the greater is the affect of interest rate changes on the market value of the security.

Fixed income investments are subject to credit risk which refers to the ability of the debtor (the issuer of the instrument) and any other obligor, to pay principal and interest on the debt as it becomes due. Changes in the ability of an issuer to make payments of interest and principal and the market's perception of an issuer's creditworthiness will affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors which may restrict the ability of any issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Mortgage-related and asset-backed securities are subject to prepayment risk, which refers to the fact that holders of these instruments may have all or any part of their principal investment returned by the issuer as the mortgages or other assets backing the investment are paid off. Prepayments during times of declining interest rates tend to lower the return of a Fund. Prepayments also may result in losses to a Fund if the securities were acquired at a premium (that is, for an amount above the security's par value).

Certain debt instruments may also be subject to extension risk, which refers to the change in total return on a debt instrument resulting from extension or abbreviation of the instrument's maturity.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

Obligations  of  issuers  of  fixed  income  securities   (including   municipal
securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

U.S. GOVERNMENT SECURITIES

ALL FUNDS. U.S. Government Securities are obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. In addition to obligations of the U.S. Treasury, each Fund may invest in U.S. Government Securities. Agencies, instrumentalities and government sponsored enterprises that issue or guarantee debt securities and which have been established or sponsored by the United States Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Small Business Administration, the Government National Mortgage Association and the Student Loan Marketing Association. Some are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported primarily or solely by the creditworthiness of the issuer. No assurance can be given that the U.S. government would provide financial support to government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. A Fund will invest in the obligations of such agencies or instrumentalities only when its Adviser believes that the credit risk with respect thereto is consistent with the Fund's investment policies.

BANK OBLIGATIONS

ALL FUNDS. Each Fund may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Fund's Adviser believes do not present undue risk.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Fund's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

The Funds may invest in Eurodollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are essentially the same as ETDs, except that they are issued by Canadian offices of major Canadian banks.

Investments that a Fund may make in instruments of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Fund.

SHORT TERM DEBT SECURITIES/COMMERCIAL PAPER

ALL FUNDS. Except for variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

GUARANTEED INVESTMENT CONTRACTS

PERFORMA STRATEGIC VALUE BOND FUND. The Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. The Fund will purchase a GIC only when the Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

In determining the average weighted portfolio maturity of the Fund, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

ZERO COUPON SECURITIES

PERFORMA STRATEGIC VALUE BOND FUND and PERFORMA GLOBAL GROWTH FUND. Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires a Fund to accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Fund and must be distributed to its shareholders. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Currently, U.S. Treasury securities issued without coupons include Treasury bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These stripped components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). A number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). In addition, corporate debt securities may be zero coupon securities.

VARIABLE AND FLOATING RATE SECURITIES

PERFORMA STRATEGIC VALUE BOND FUND AND PERFORMA GLOBAL GROWTH FUND. The securities in which the Funds invest (including mortgage- and asset-backed securities) may have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically accordingly to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-related securities or mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield.

There may not be an active secondary market for any particular floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. Each Fund's Adviser monitors the liquidity of the Funds' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The payment of principal and interest by issuers of certain securities purchased by the Funds may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Funds' investment quality requirements.

Variable rate obligations purchased by the Funds may include participation interests in variable rate obligations purchased by the Funds from banks, insurance companies or other financial institutions that are backed by irrevocable letters of credit or guarantees of banks. The Funds can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Fund's participation interest in the instrument, plus accrued interest, but will do so only: (1) as required to provide liquidity to a Fund;
(2) to maintain a high quality investment portfolio; or (3) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase such securities only when the Fund's Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. A Fund may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that a Fund will be able to limit principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

PERFORMA STRATEGIC VALUE BOND FUND. The Fund may invest in mortgage-related securities, which represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities. Interests in mortgage-related securities differ from other forms of debt securities. Mortgage-related securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

The market for certain mortgage-related securities may be limited. This may increase the volatility of the price of a particular security and make it difficult for the portfolio to sell a security.

The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

Adjustable rate mortgage-related securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to the Fund will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if they sold Fund shares before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

Stripped mortgage-related securities are classes of mortgage-related securities that receive different proportions of the interest and principal distributions from the underlying assets. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the underlying assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class). Currently, the Portfolio does not purchase IOs or POs.

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories: (1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include: (1) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class); (2) creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses); and (3) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.

ASSET-BACKED SECURITIES

PERFORMA STRATEGIC VALUE BOND FUND. The Fund may invest in asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, leases of various types of real and personal property and receivables from revolving credit card agreements. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which a Fund may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES

Some tranches of mortgage-backed securities, including CMOs, are structured so that investors receive only principal payments generated by the underlying collateral. Principal only securities ("POs") usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to prepayment rates, which, in turn, vary with interest rate changes. If interest rates fall and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop.

Interest only securities ("IOs") result from the creation of POs; thus, CMOs with PO tranches also have IO tranches. IO securities sell at a deep discount to their "notional" principal amount, namely the principal balance used to calculate the amount of interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash-flow declines.

Unlike POs, IOs increase in value when interest rates rise and prepayment rates slow; consequently they are often used to "hedge" portfolios against interest rate risk. If prepayment rates are high, the Fund may receive less cash back than it initially invested.

INTEREST RATE PROTECTION TRANSACTIONS

ALL FUNDS. The Funds may enter into interest rate protection transactions, including interest rate swaps, caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange interest payment streams that are based, for example, on variable and fixed rates that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which the payments are made when a designated market interest rate either goes above a designated ceiling or goes below a designated floor on predetermined dates or during a specified time period.

A Fund may enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

A Fund may enter into interest rate protection transactions on an asset-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Funds believe such obligations do not constitute senior securities. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

A Fund will enter into interest rate protection transactions only with banks and other institutions believed by the Adviser to present minimal credit risks. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized and, accordingly, are less liquid than swaps.

HEDGING AND OPTION INCOME STRATEGIES

ALL FUNDS. Each Fund may from time to time use various derivative instruments to protect its investment portfolio from movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing in securities denominated in foreign currencies.

Derivative instruments include futures contracts on securities, financial indices and foreign currencies, options on contracts and on securities, financial indices and foreign currencies and interest rate swaps and swap-related products. The Funds use derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, a Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return.

The use of derivative instruments exposes a Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;
(2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, such as with futures transactions, the potential loss is unlimited); and (7) particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position. There is no assurance that any hedging or option income strategy will succeed in achieving its intended result.

Although the Funds believe that the use of derivative instruments will be beneficial, a Fund's performance could be worse than if the Fund had not used such instruments if the investment adviser's judgment proves incorrect.

Each Fund may: (1) purchase or sell (write) put and call options on securities to enhance the Fund's performance and (2) seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted, the Funds will not use leverage in their option income and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either: (1) an offsetting ("covered") position or
(2) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

Certain Funds may purchase call options on debt securities that the Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

An Adviser of a Fund may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Funds may purchase and write put and call options on fixed income or equity security indices in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Hedging and Option Income Strategies -- Options Strategies" and "Foreign Currency Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

         (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

         (5) When a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

A Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, a Fund may sell foreign currency futures contracts when its Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. A Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. A Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts; rather, a Fund is required to deposit (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In that event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by a Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

         (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Pursuant to that section, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

ALL FUNDS. If a Fund invests in non-U.S. dollar denominated securities, changes in foreign currency exchange rates will affect the value of the Fund's investments. A Fund may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. The value of the assets of a Fund, as measured in U.S. dollars, may therefore be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, a Fund may incur costs in connection with conversions between various currencies.

A decline against the dollar in the value of currencies in which a Fund's investments are denominated will result in a corresponding decline in the dollar value of its assets. This risk tends to be heightened in the case of investing in certain emerging market countries. For example, some currencies of emerging market countries have experienced repeated devaluations relative to the U.S. dollar, and major adjustments have periodically been made in certain of such currencies. Some emerging market countries may also have managed currencies that do not float freely against the dollar. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict. When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

The Funds may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of currency requirements and to protect against possible adverse movements in foreign exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities and may expose the Fund to the risk that the counterparty is unable to perform. Although such contracts may reduce the risk of loss to the Fund due to a decline in the value of the currency sold, they also limit any possible gain that might result should the value of such currency rise. The Fund does not intend to maintain a net exposure to such contracts where the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in the currency. The Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the investment adviser fails to predict currency values correctly. The Fund has no present intention to enter into currency futures or options contracts, but may do so in the future.

A Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.



A Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, a Fund may enter into forward contracts in connection with existing portfolio positions. For example, when an Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's investment securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Advisers do not intend to enter into forward contracts on a regular or continuous basis and will not do so if, as a result, a Fund will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

At or before the settlement of a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, it will realize a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.

When required by applicable regulatory guidelines, a Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount.

EQUITY SECURITIES AND ADDITIONAL INFORMATION

COMMON AND PREFERRED STOCK AND WARRANTS.

PERFORMA DISCIPLINED GROWTH FUND, PERFORMA SMALL CAP VALUE FUND AND PERFORMA GLOBAL GROWTH FUND. Each Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and preferred stockholders, if any, are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is also a shareholder and not a creditor of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange, but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by an Equity Fund of a security to meet withdrawals by interest holders or otherwise may require a Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the "book value" of an issuer or other objective measure of a company's worth.

The Funds may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

Equity securities owned by a Fund may be traded in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES

ALL FUNDS. A Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the

Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

EQUITY-LINKED SECURITIES

ALL FUNDS. Equity-linked securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The following are three examples of equity-linked securities.

Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer either at any time or when the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Funds that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the investing Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Fund s that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

HIGH YIELD/JUNK BONDS

PERFORMA STRATEGIC VALUE BOND FUND AND PERFORMA GLOBAL GROWTH FUND. Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, the Fund under supervision of the Board of Trustees, may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Fund's Adviser.

Prices for high yield/high risk securities also may be affected by legislative and regulatory developments. For example, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield/high risk securities, the financial condition of issuers of these securities and the value of outstanding high yield/high risk securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Adviser may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, the Adviser may be forced to sell the Fund's higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield/high risk securities.

ILLIQUID AND RESTRICTED SECURITIES

ALL FUNDS. Each Fund may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities"), securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities, and which are otherwise not readily marketable and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements not entitling the holder to repayment within seven days. The Board and, in the case of the Portfolios, the Core Trust Board and Schroder Core Board, has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making day-to-day determinations of liquidity to the Adviser of each Fund, pursuant to guidelines approved by the applicable board. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to:
(1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Advisers monitor the liquidity of the securities held by each Fund and report periodically on such decisions to the Board, Core Trust Board or Schroder Core Board, as applicable.

In connection with a Fund's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by a Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

A institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act under guidelines adopted by the Board, Core Trust Board and Schroder Core Board, the Advisers may determine that such securities are not illiquid securities. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund 's holdings of that security may be illiquid.

LOANS OF PORTFOLIO SECURITIES

ALL FUNDS. Each Fund may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income. The total market value of securities loaned will not at any time exceed one-half of the value of the total assets of the Fund. Lending portfolio securities may result in the possible loss of rights in the collateral should the borrower fail financially.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Core Trust or Schroder Core Board. No Fund will lend its portfolio securities to any officer, director, employee or affiliate of the Fund or the Fund's Adviser. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

ALL FUNDS. Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Except as otherwise noted, no Fund may purchase securities for investment while any borrowing equaling five percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

OTHER TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. A Fund uses these investment techniques only when the Fund's Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT

In order to limit the risks involved in various transactions involving leverage, the Funds' custodian will setup and maintain in a segregated account for each Fund cash, U.S. Government Securities (or other assets as may be permitted by the SEC) in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments include the Fund's obligations to repurchase securities under a reverse repurchase agreement and settle when-issued and forward commitment transactions.

When a Fund invests in a derivative instrument, it may be required to segregate cash and other assets with its custodian. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

MARGIN AND SHORT SALES

The Funds may make short sales of securities against the box. A short sale is "against the box" to the extent that while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against the box may in certain cases be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. Under recently enacted legislation, if a Fund has unrealized gain with respect to a long position and enters into a short sale against-the-box, the Fund generally will be deemed to have sold the long position for tax purposes and thus will recognize gain. Prohibitions on entering short sales other than against the box does not restrict a Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Certain Funds may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When a Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent a Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. A Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued and delayed delivery transactions enables the Fund to hedge against anticipated changes in interest rates and prices. If an Adviser were to forecast incorrectly the direction of interest rate movements, however, a Fund advised by the Adviser might be required to complete when-issued or delayed delivery transactions at prices inferior to the current market values. When-issued securities and delayed delivery transactions may be sold prior to the settlement date, but a Fund enters into when-issued and delayed delivery transaction only with the intention of actually receiving or delivering the securities, as the case may be. In some instances, the third-party seller of when-issued or delayed delivery securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. For purposes of the Funds' investment policies, the purchase of securities with a settlement date occurring on a Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or delayed delivery purchase.

REPURCHASE AGREEMENTS

Repurchase Agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. Repurchase agreements involve the risk that the seller will fail to repurchase the security as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Adviser will, with respect to the Funds it advises, monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price (including accrued interest). In the event of default by the seller under the repurchase agreement, a Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the Adviser reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements.

Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by a Fund for certain purposes under the 1940 Act.

TEMPORARY DEFENSIVE POSITION

When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States; (3) commercial paper; (4) repurchase agreements; and (5) shares of "money market funds" registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents or, in other investment companies to the extent permitted under the 1940 Act.

RISKS OF INVESTING IN SMALLER COMPANIES

Investment in smaller capitalization companies carries greater risk than investment in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies. The trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies. Heavy trading generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure). Accordingly, the net asset value of the Fund can be expected to fluctuate more that that of other funds that invest in larger capitalization companies.

Smaller companies often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Fund may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect the Fund's ability to sell the securities and can result in such securities being priced lower than otherwise might be the case. If other institutional investors trade in the securities of a smaller company in which the Fund holds an interest, the Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

RISKS OF INTERNATIONAL INVESTING

All investments, domestic and foreign, involve risks. Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. While the Fund will generally invest only in securities of companies and governments in countries that the investment adviser, in its judgment, considers both politically and economically stable, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. Foreign investments are subject to the risk of changes in foreign governmental attitudes towards private investment that could lead to nationalization, increased taxation or confiscation of Fund assets.

Moreover, (1) dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income earned by the Fund; (2) commission rates payable on foreign portfolio transactions are generally higher than in the United States; (3) accounting, auditing and financial reporting standards differ from those in the United States, which means that less information about foreign companies may be available than is generally available about issuers of comparable securities in the United States.; (4) foreign securities often trade less frequently and with lower volume than U.S.
securities and consequently may exhibit greater price volatility; and (5) foreign securities trading practices, including those involving securities settlement, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

EMERGING MARKETS. Investing in emerging market countries generally presents greater risk than does other foreign investing. In any emerging market country, there is the increased possibility of expropriation of assets, confiscatory taxation, nationalization of companies or industries, foreign exchange controls, foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in those countries. In the event of expropriation, nationalization or other confiscation, the Fund could lose its entire investment in the country involved. The economies of developing countries are more likely to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. There may also be less monitoring and regulation of emerging markets and the activities of brokers there. Investing may require that the Fund adopt special procedures, seek local government approvals or take other actions that may incur costs for the Fund.

Certain emerging market countries may restrict investment by foreign investors. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. Several emerging market countries have experienced high, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may adversely affect these countries' economies and securities markets. Further, inflation accounting rules in some emerging market countries may indirectly generate losses or profits for certain emerging market companies.

CURRENCY FLUCTUATIONS AND DEVALUATIONS. Because the Fund will invest heavily in non-U.S. currency-denominated securities, changes in foreign currency exchange rates will affect the value of the Fund's investments. A decline against the dollar in the value of currencies in which the Fund's investments are denominated will result in a corresponding decline in the dollar value of the Fund's assets. This risk is heightened in some emerging market countries.

The Fund may at times have to liquidate portfolio securities in order to acquire sufficient U.S. dollars to fund redemptions of the Funds or other investors or to purchase the U.S. dollars in order to pay its expenses. Changes in foreign currency exchange rates may contribute to the need to liquidate portfolio securities.


2.       INVESTMENT LIMITATIONS

For purposes of all fundamental and nonfundamental  investment  policies of each
Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Each Fund has adopted the investment policies listed in this section which are nonfundamental policies unless otherwise noted. Except for its investment objective, which is fundamental, the Fund has not adopted any fundamental policies except as required by the 1940 Act or other applicable law.

Each Fund's investment objective and all investment policies of the Funds (and Portfolios) that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are fundamental policies of the Fund. Each Portfolio has the same fundamental investment policies as the Fund that invests in the Portfolio.

1.       DIVERSIFICATION

                  No Fund may, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2.       INDUSTRY CONCENTRATION

                  No Fund may purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements covering U.S. Government Securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, each Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

                  For purposes of this policy: (1) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security; (2) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (3) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3.       BORROWING

                  No Fund may borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

4.       REAL ESTATE

                  No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.       LENDING

                  No Fund may make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

                  No Fund may lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets.

6.       COMMODITIES

                  No Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.       UNDERWRITING

                  No Fund may  underwrite  (as that term is  defined in the 1933
                  Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

8.       SENIOR SECURITIES

                  No Fund may issue senior securities except to the extent permitted by the 1940 Act.

NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are not fundamental policies of the Fund. A nonfundamental policy will not be used to defeat a fundamental limitation of a Portfolio. Reference to a Fund includes reference to its corresponding Portfolio, if applicable, which has the same fundamental policies as the Fund. The policies of a Fund may be changed by the Board, or in the case of its corresponding Portfolio, the Core Trust or Schroder Core Board, if applicable.

1.       BORROWING

                  For purposes of the limitation on borrowing, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities);
                  (2) reverse repurchase agreements; (3) dollar-roll transactions; and (5) the lending of securities ("leverage transactions"). (See Fundamental Limitation No. 3 "Borrowing" above.

2.       LIQUIDITY

                  No Fund may invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. Each Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3.       EXERCISING CONTROL OF ISSUERS

                  No Fund may make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

4.       OTHER INVESTMENT COMPANIES

                  No Fund may invest in securities of another investment company, except to the extent permitted by the 1940 Act.

5.       SHORT SALES AND PURCHASING ON MARGIN

                  No Fund may sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

                  No Fund may purchase securities on margin, except that a Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6.       OPTIONS, WARRANTS AND FUTURES CONTRACTS

                  No Fund may invest in futures or options contracts regulated by the CFTC for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

                  No Fund: (1) will hedge more than 50% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"); (2) will buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will buy call options with a value exceeding 5% of the Fund's total assets.

3.       PERFORMANCE AND ADVERTISING DATA

GENERAL. Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Funds is historical and is not intended to indicate future returns. Each Fund's yield and total return fluctuate in response to market conditions and other factors. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.Advertisements may include comparisons of the Funds' performance relative to their peers, mutual fund averages or recognized stock market indices. The Funds may measure performance in terms of yield and total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (i.e., the life of the Fund), and does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

Yield shows the rate of income a Fund earns on its investments as a percentage of the Fund's share price. It is calculated by dividing the Fund's net investment income for a 30-day period by the average number of shares entitled to receive dividends and dividing the result by the Fund's net asset value per share at the end of the 30-day period. Yield does not include changes in NAV. Generally, yields are calculated according to standardized SEC formulas and may not equal the income on an investor's account. Yield is usually quoted on an annualized basis. An annualized yield represents the amount you would earn if you remained in a Fund for a year and the Fund continued to have the same yield for the entire year.

In performance advertising, the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indices, including but not limited to, the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, Russell 2000 Index, Morgan Stanley - Europe, Australasia and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds' and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.



SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that each Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Norwest, Processing Organizations and others may charge their customers, various retirement plans or other shareholders that invest in a Fund fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

FIXED INCOME AND EQUITY FUNDS

Standardized yields for the Funds used in advertising are computed by dividing a Fund's dividends and interest earned (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to municipal securities purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis. In general, interest income is increased with respect to municipal securities purchased at original issue at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining each Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, any change in the Fund's net asset value per share over the period and maximum sales charge, if any, applicable to purchases of the Fund's shares. Average annual total returns are calculated, through the use of a formula prescribed by the SEC, by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. The average annual total return is computed separately for each class of shares of a Fund. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years
                  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT = period total return
                  The other definitions are the same as in average annual total return above

CORE-GATEWAY PERFORMANCE

When a Fund (a "Gateway fund") invests all of its investable assets in another investment company (a "Portfolio") that has a performance history prior to the investment by the Gateway fund, the Gateway fund will assume the performance history of the Portfolio. That history may be restated to reflect the estimated expenses of the Gateway fund.

OTHER ADVERTISEMENT MATTERS

The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quartile or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to
$16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) descriptions of the Funds' portfolio managers and the portfolio management staff of the Advisers or summaries of the views of the portfolio managers with respect to the financial markets; (7) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from a Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (9) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Fund's performance.

The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:



                                       Systematic                    Share                    Shares
               Period                  Investment                    Price                   Purchased
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                      8.33
                  3                       $100                        $15                      6.67
                  4                       $100                        $20                      5.00
                  5                       $100                        $18                      5.56
                  6                       $100                        $16                      6.25
                                          ----                        ---                      ----
                            Total Invested $600      Average Price $15.17        Total Shares 41.81

In connection with its advertisements each Fund may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has for more than 60 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that Norwest believes that it has been successful as a national financial services firm.

4.       MANAGEMENT

The officers and Trustees of the Trust may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest.

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years and age as of October 1, 1998 are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer, Chairman and President,* Age 54.

          President  and Owner,  Forum  Financial  Services,  Inc. (a registered broker-dealer), Forum Administrative Services, Limited Liability Company (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent), and other companies within the Forum Financial Group of companies. Mr. Keffer is a Director, Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. or its affiliates serves as manager, administrator or distributor. His address is Two Portland Square, Portland, Maine 04101.

Robert C. Brown, Trustee,* Age 65.

         Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation since February 1993. Prior thereto, he was Manager of Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest), until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.

Donald H. Burkhardt, Trustee, Age 70.

          Principal of The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.

James C. Harris, Trustee, Age 76.

          President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating trustee and former Director of First Midwest Corporation (a small business investment company). His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.

Richard M. Leach, Trustee, Age 63.

          President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor
          Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director of Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.

John S. McCune,* Trustee, Age 46.

          President,   Norwest  Investment   Services,   Inc.  (a  broker-dealer
          subsidiary of Norwest bank) His address is 608 2nd Avenue South, Minneapolis, Minnesota 55479.

Timothy J. Penny, Trustee, Age 45.

          Senior Counselor to the public relations firm of Himle-Horner since January 1995 and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization) since January 1995. Prior thereto Mr. Penny was the Representative to the United States Congress from Minnesota's First Congressional District. His address is 500 North State Street, Waseca, Minnesota 56095.

Donald C. Willeke, Trustee, Age 56.

          Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.

Sara M. Morris, Vice President and Treasurer, Age 33.

          Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Morris was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Morris is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Vice President and Secretary, Age 35.

          Managing Director and General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Mr. Goldstein is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Thomas G. Sheehan, Vice President and Assistant Secretary, Age 42.

          Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Pamela J. Wheaton, Assistant Treasurer, Age 38.

          Manager - Tax and Compliance Group, Forum Financial Services, Inc., with which she has been associated since 1989. Ms. Wheaton is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Don L. Evans, Assistant Secretary, Age 49.

          Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto was associated with the law firm of Weiner & Strother. Mr. Evans is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.

Edward C. Lawrence, Assistant Secretary, Age 28.

          Fund Administrator, Forum Financial Services, Inc., with which he has been associated since 1997. Prior thereto, Mr. Lawrence was a self-employed contractor on antitrust cases with the law firm of White & Case. After graduating from law school, from 1994-1996, Mr. Lawrence worked as an assistant public defender for the Missouri State Public Defender's Office. His address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee of the Trust is paid a retainer fee in the total amount of $5,000, payable quarterly, for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. In addition, each Trustee is paid $3,000 for each regular Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year or compensation or reimbursement for his associated expenses. In addition, no officer of the Trust is compensated by the Trust.

Mr. Burkhardt, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $6,000 from the Trust and Norwest Select Funds allocated pro rata between the Trust and Norwest Select Funds based upon relative net assets, for his services as Chairman. Each Trustee was elected by shareholders on April 30, 1997.

The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Norwest Select Funds have a December 31 fiscal year end. Information is presented for the twelve month period ended May 31, 1998, which was the fiscal year end of all of the Trust's portfolios.

                                                                             TOTAL COMPENSATION FROM
                                                     TOTAL COMPENSATION       THE TRUST AND NORWEST
                                                       FROM THE TRUST             SELECT FUNDS
                                                       --------------             ------------
         Mr. Brown
         Mr. Burkhardt
         Mr. Harris
         Mr. Leach
         Mr. Penny
         Mr. Willeke

Neither the Trust nor Norwest Select Funds has adopted any form of retirement plan covering Trustees or officers. For the twelve month period ended May 31, 1998 total expenses of the Trustees (other than Mr. Keffer) was $ and total expenses of the trustees of Norwest Select Funds was $.

As of October 1, 1998, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Funds.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Goldstein, Sheehan, and Misses. Clark and Wheaton, officers of Core Trust, all currently serve as officers of the Trust.
Accordingly, for background information pertaining to these officers, (see "Management - Trustees and Officers - Trustees and Officers of the Trust.")

John Y. Keffer,* Trustee, Chairman and President (age 55)

Costas Azariadis, Trustee (age 54)

         Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 55)

         President of Technology Marketing Associates (a marketing consulting company) since September 1991. His address is Two Portland Square, Portland, Maine 04101.

J. Michael Parish, Trustee (age 54)

         Partner at the law firm of Reid & Priest. Prior to 1995, Mr. Parish was a partner at Winthrop Stimson Putnam & Roberts since 1989. His address is 40 West 57th Street, New York, New York 10019.

Sara M. Morris, Vice President and Treasurer (age 34)

David I. Goldstein, Vice President and Secretary (age 36)

Thomas G. Sheehan, Vice President and Assistant Secretary (age 43)

Pamela J. Wheaton, Assistant Treasurer, Age 38.

TRUSTEES AND OFFICERS OF SCHRODER CORE

The Trustees and officers of Schroder Core and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer and Sheehan, officers of Schroder Core, currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, (see "Management - Trustees and Officers - Trustees and Officers of the Trust.") Accordingly, for background information pertaining to her, (see "Management - Trustees and Officers - Trustees and Officers of Core Trust.")

         PETER E. GUERNSEY, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

         JOHN I. HOWELL, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

         CLARENCE F. MICHALIS, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

         MARK J. SMITH(b), 33 Gutter Lane, London, England - President and Trustee of the Trust - Senior Vice President and Director of Schroder; Director and Senior Vice President, Schroder Fund Advisors Inc..

         ROBERT G. DAVY, 787 Seventh Avenue, New York, New York - a Vice-President of the Trust - Director of Schroder and Schroder Capital Management International Ltd. since 1994; Senior Vice President and Director of Schroder; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

         MARGARET H. DOUGLAS-HAMILTON(b)(c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Secretary of SCM since July 1995; Senior Vice President and General Counsel of Schroders U.S. Holdings Inc. since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

         RICHARD R. FOULKES, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of Schroder since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

         BARBARA GOTTLIEB(c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust and Vice President of Schroder Fund Advisors Inc.; prior thereto held various positions with SWIS affiliates.

         JOHN Y. KEFFER, 2 Portland Square, Portland, Maine - Vice President of the Trust. President of Forum Financial Services, Inc., the Fund's sub-administrator, and Forum Financial Corp., the Fund's transfer and dividend disbursing agent and fund accountant.

         JANE P. LUCAS, (c) 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President Schroder; Director of SCM since September 1995; Director of Schroder Fund Advisors Inc.; Assistant Director Schroder Investment Management Ltd. since June 1991.

          GERARDO MACHADO, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, Schroder.

          CATHERINE A. MAZZA, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Fund Advisors Inc.
          since 1997; Group Vice President of Schroder; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

          THOMAS G. SHEEHAN, 2 Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

          FARIBA TALEBI, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Group Vice President of Schroder, employed in various positions in the investment research and portfolio management areas since 1987.

          JOHN A. TROIANO(b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of Schroder since October 1995; Director of Schroder Fund Advisors Inc.; Director of Schroder since 1991; prior thereto, employed by various affiliates of Schroder in various positions in the investment research and portfolio management areas since 1981.

          IRA L. UNSCHULD, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of Schroder since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

          ALEXANDRA POE, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust First Vice President of Schroder; Fund Counsel and Senior Vice President of Schroder Fund Advisors Inc. since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

          MARY KUNKEMUELLER, 787 Seventh Avenue, New York, New York - Vice President of Schroder Fund Advisors Inc.

INVESTMENT ADVISORY SERVICES

GENERAL

The advisory fee for each Fund is based on the average daily net assets of the Fund at the annual rate disclosed in the Fund's prospectus. To the extent that a Fund invests in one or more Portfolios, the advisory fee paid by the Fund will be with respect to the Portfolio for advisory services rendered at the portfolio level.

All investment advisory fees are accrued daily and paid monthly. Each Adviser, in its sole discretion, may waive or continue to waive all or any portion of its investment advisory fees.

In addition to receiving its advisory fee from the Funds, each Adviser or its affiliates may act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. In some instances an Adviser or its affiliates may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in a Fund an amount equal to all or a portion of the fees received by the Adviser or any of its affiliates from a Fund with respect to the client's assets invested in the Fund.

NORWEST INVESTMENT MANAGEMENT

Subject to the general supervision of the Core Board, Norwest makes investment decisions for the Portfolios (except for Global Growth Portfolio) and continuously reviews, supervises and administers each Portfolio's investment program or oversees the investment decisions of the subadvisers, as applicable. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of [June 30], 1997, Norwest Corporation had assets of $[83.6] billion, which made it the [11th] largest bank holding company in the United States. As of that date, Norwest Corporation and its affiliates managed assets with a value of approximately $[52.9] billion.

As part of its regular banking operations, Norwest Bank Minnesota, N.A. and other banking affiliates of Norwest may make loans to companies. Thus, it may be possible, from time to time, for a Portfolio to hold or acquire the securities of issuers which are also lending clients of Norwest's banking affiliates. A lending relationship will not be a factor in Norwest's selection of portfolio securities.

Norwest furnishes at its expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting portfolio transactions for each Portfolio (except Schroder Global Growth Portfolio). Under an Investment Advisory Agreement between Norwest and Core Trust on behalf of the Portfolios (other than Schroder Global Growth Portfolio), Norwest may delegate its responsibilities to any investment subadviser approved by the Board and, as applicable, interestholders, with respect to all or a portion of the assets of the Portfolio. The Investment Advisory Agreement will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by vote of the shareholders, and in either case, by a majority of the trustees who are not interested persons of any party to the Investment Advisory Agreement, at a meeting called for the purpose of voting on the Investment Advisory Agreement.


Each Investment Advisory Agreement is terminable without penalty with respect to the Portfolio on 60 days' written notice: (1) by the Board or by a vote of a majority of the outstanding voting securities of the Fund to the Adviser or (2) by the Adviser on 60 days' written notice to the Core Trust. Each Investment Advisory Agreement shall terminate upon assignment. The Investment Advisory
Agreements also provide that, with respect to the Portfolios (other than Schroder Global Growth Portfolio), neither Norwest nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing in the Investment Advisory Agreements shall be deemed to protect, or purport to protect, the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Norwest's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreements. The Investment Advisory Agreements provide that Norwest may render services to others.

Norwest also currently acts as investment adviser to each Performa Fund. The investment advisory agreements between Norwest and the Trust on behalf of the Funds are identical to the Investment Advisory Agreements between Core Trust and Norwest on behalf of the Portfolios (other than Schroder Global Growth Portfolio), except for the fees payable thereunder (no fee is payable to the extent that a Fund is invested in an investment company) and certain immaterial matters.


SCHRODER CAPITAL MANAGEMENT INTERNATIONAL, INC.

Pursuant to a separate Advisory Agreement between Schroder Core and Schroder, Schroder acts as investment adviser to Schroder Global Growth Portfolio and is required to furnish at its expenses all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. Schroder, whose principal business address is 787 7th Avenue, 34th Floor, New York, New York 10019, is a registered investment adviser. Subject to the general supervision of the Schroder Core Board, Schroder makes investment decisions for the Schroder Global Growth Portfolio and continuously reviews, supervises and administers the Portfolio's investment program. Schroder is a wholly owned U.S. subsidiary of Schroders Incorporated (doing business in New York State as Schroders Holdings), the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group") with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services. As of [June 30], 1997, Schroder Group had over $[175] billion in assets under management.

The Advisory Agreement between Schroder Core and Schroder will continue in effect only if such continuance is specifically approved at least annually: (1) by the Schroder Core Board or by vote of a majority of the outstanding voting interests of the Portfolio, and , in either case, (2) by a majority of Schroder Core's trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of the Schroder Core); provided further, however, that if the Advisory Agreement or the continuation of the Agreement is not approved as to the Portfolio, the adviser may continue to render to the Portfolio the services described herein in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

On behalf of Performa Global Growth Fund, Norwest and the Trust have entered into an Investment Subadvisory Agreement with Schroder. The Investment Subadvisory Agreement would become operative and Schroder would directly manage the Fund's assets if the Board determined it was no longer in the best interest of the Fund to invest in another registered investment company. In that event, pursuant to the Investment Subadvisory Agreement, Schroder would make investment decisions directly for the Fund and continuously review, supervise and administer the Fund's investment program with respect to that portion, if any, of the Fund's portfolio that Norwest had so delegated. Schroder would be required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Fund's investments and effecting portfolio transactions for the Funds (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect only if such continuance is specifically approved at least annually: (1) by the Board or by vote of a majority of the outstanding voting securities of the Fund, and, in either case, (2) by a majority of the Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements. If the Investment Subadvisory Agreement is not approved as to the Fund, the Subadviser may continue to render to the Fund the services described herein in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Board, or by Schroder on 60 days' written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to the Fund, neither Schroder nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Schroder against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Schroder's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Schroder may render services to others.

No payments currently are made under the Fund's Investment Subadvisory Agreement with Schroder because the Fund currently invests all its investable assets in the Portfolio.

SUB-ADVISERS

Norwest pays a fee to each of the Subadvisers. These fees do not increase the fees paid by shareholders of the Funds. The amount of the fees paid by Norwest to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Portfolio, the increased cost and complexity of providing services to the Portfolio, the investment record of the Subadviser in managing the Portfolio and the nature and magnitude of the expenses incurred by the Subadviser in managing the Portfolio's assets and by the Adviser in overseeing and administering management of the Portfolio. However, the contractual fee payable to each Portfolio by Norwest for investment advisory services will not vary as a result of those negotiations.

Norwest performs internal due diligence on each Subadviser and monitors each Subadviser's performance using its proprietary investment adviser selection and monitoring process. Norwest will be responsible for communicating performance targets and evaluations to Subadvisers, supervising each Subadviser's compliance with the Portfolio's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Portfolio, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. Norwest also may from time to time recommend that the Core Trust Board replace one or more Subadvisers or appoint additional Subadvisers, depending on the Norwest's assessment of what combination of Subadvisers it believes will optimize each Portfolio's chances of achieving its investment objectives.

GALLIARD

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Strategic Value Bond Portfolio, Norwest has entered into an Investment Subadvisory Agreement with Galliard, located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479. Galliard specializes in fixed income management. The firm manages assets on the premise that outstanding performance is achieved through fundamental security analysis and strategic portfolio diversification. As of [AUGUST 31], 1997, Galliard had over $[3.1] billion in assets under management. Galliard is the subadviser of Strategic Value Bond Portfolio. Galliard is registered with the SEC as an investment adviser and is an investment advisory subsidiary of Norwest Bank.

Pursuant to the Investment Subadvisory Agreement, Galliard makes investment decisions for the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program with respect to that portion, if any, of the Portfolio's portfolio that Norwest believes should be invested using Galliard as a subadviser. Currently, Galliard manages the entire portfolio of the Portfolio and has done so since the Portfolio's inception. Galliard is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Portfolio's investments and effecting portfolio transactions for the Portfolio (to the extent of Norwest's delegation). Norwest supervises the performance of Galliard including its adherence to the Portfolio's investment objectives and policies and pays Galliard a fee for its investment management services. As of October 1, 1998, for its services under the Sub-Investment Advisory Agreement, Norwest pays Galliard a fee based on each Fund's average daily net assets at an annual rate of 0.50%.

The Investment Subadvisory Agreement will continue in effect only if such continuance is specifically approved at least annually: (1) by the Core Board or by vote of a majority of the outstanding voting securities of the Portfolio, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to the Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to the Portfolio on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Core Board, or by Galliard on 60 days written notice to Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Portfolio, neither Galliard nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Galliard against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Galliard's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreements provides that Galliard may render services to others.

Galliard also currently serves as investment subadviser to Performa Strategic Value Bond Fund pursuant to an investment subadvisory agreement between Galliard and Norwest. The investment subadvisory agreement with respect to the Fund is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement to the extent that the Fund is invested in an investment company) and certain immaterial matters.

SMITH ASSET MANAGEMENT GROUP, L.P.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Disciplined Growth Portfolio and Small Cap Value Portfolio, Norwest has entered into an Investment Subadvisory Agreement with Smith, located at 300 Crescent Court, Suite 750, Dallas, Texas. Smith is registered with the SEC as an investment adviser and is an investment advisory affiliate of Norwest Bank. Smith group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals. As of [AUGUST 31], 1997, the Smith Group managed over $[230] million in assets.

Pursuant to the Sub-Investment Advisory Agreement, Smith makes investment decisions for each of the Portfolios and continuously reviews, supervises and administers each Portfolios' investment program with respect to that portion, if any, of the Portfolio's portfolio that Norwest believes should be invested using Smith as a subadviser. Currently, Smith manages the entire investment portfolio of each Portfolio and has done so since the Portfolios' inception. Norwest supervises the performance of Smith including its adherence to the Portfolio's investment objectives and policies and pays Smith a fee for its investment management services. As of October 1, 1998, for its services under the Investment Subadvisory Agreement, Norwest pays Smith a fee based on Disciplined Growth Portfolio's and Small Cap Value Portfolio's average daily net assets at an annual rate of 0.35% and 0.45%, respectively.

Under its Investment Subadvisory Agreement, Smith makes investment decisions for each Portfolio and continuously reviews, supervises and administers each Portfolios' investment program with respect to that portion, if any, of the Portfolio's portfolio for which Norwest has delegated management responsibility. Smith is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Portfolio's investments and effecting portfolio transactions for each Portfolio (to the extent of Norwest's delegation).

During the past 17 years, Smith has developed a proprietary model investment style which utilizes the concept of earnings surprise to aid in successful stock selection. This proprietary model, known as the EARNINGS SURPRISE PREDICTOR ("ESP") model, is based on the idea that companies reporting positive earnings surprises have consistently outperformed those companies reporting negative earnings surprises. The ESP model works on the following three-discipline approach: (1) Buy Discipline - buy based on an objective strategy driven by earnings surprise; (2) Portfolio Discipline - eliminate factors that may dilute the positive impact of earnings surprise on return; and (3) Sell Discipline - sell using objective criteria to eliminate factors that cloud judgment, including emotion.


The Investment Subadvisory Agreement will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually:
(1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Portfolios, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory
Agreements; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Portfolio on 60 days' written notice when authorized either by majority vote of the Portfolio's shareholders or by the Core Trust Board, or by Smith on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Portfolio, neither Smith nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Smith against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Smith's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreements provides that Smith may render services to others. Smith also currently serves as investment subadviser to the Funds pursuant to an investment advisory agreement between Smith and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

DORMANT ADVISORY ARRANGEMENTS

Each Fund may withdraw its investments from its corresponding Portfolio at any time if the Board determines that it is in the best interests of the Fund to do so. Accordingly, each Fund has retained Norwest as its investment adviser and the corresponding Portfolio's subadviser as a subadviser. Similarly, in the event that Performa Global Growth Fund withdraws its investment from its corresponding Portfolio, the Fund has retained Schroder as a subadviser. Under these "dormant" investment advisory arrangements, no Fund pays any advisory fees as long as the Fund remains completely invested in its corresponding Portfolio or any other investment company. In the event that a Fund were to withdraw its assets from its corresponding Portfolio (other than Schroder Global Growth Portfolio), Norwest would receive an advisory fee from the Fund at the same rate as the fee paid by the Portfolio. In the event that Performa Global Growth Fund were to withdraw its assets from Global Growth Portfolio, Norwest would receive an advisory fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets. Pursuant to the Funds' dormant subadvisory agreements, Norwest (and not the Funds) would pay Schroder, Smith or Galliard, as applicable, a fee for its subadvisory services.


MANAGEMENT AND ADMINISTRATIVE SERVICES

General. As manager, Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) other than investment advisory services. In this capacity, Forum provides the Trust with general office facilities, provides persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Funds by others.

FAS is responsible for performing certain administrative services necessary for the Trust's operations with respect to each Fund including preparing and printing updates of the Trust's registration statement and prospectuses, preparing proxy and information statements and monitoring the sale of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state securities administrators.

As of [OCTOBER 1], 1997, Forum and FAS provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $[25.5] billion. For their services to the Funds, FAS and Forum each receives a fee at an annual rate of 0.025% of the Fund's average daily net assets.

FAS also serves as administrator of each Portfolio, except Schroder Global Growth Portfolio, for which it serves as subadministrator. FAS provides services to the Portfolios (other than Schroder Global Growth Portfolio) that are similar to those provided to the Funds by Forum and FAS. Schroder Advisors serves as administrator and Forum serves as subadministrator of Schroder Global Growth Portfolio. Schroder Advisors and Forum provide certain management and administrative services necessary for the Portfolio's operations, other than the administrative services provided to the Portfolio by Schroder.

For its services with respect to each Portfolio (other than Schroder Global Growth Portfolio) FAS receives a fee at an annual rate of 0.05% of the Portfolio's average daily net assets. For their services to Schroder Global Growth Portfolio, Schroder Advisors receives a fee at an annual rate of 0.15% and Forum receives a fee at an annual rate of 0.075% of the Portfolio's average daily net assets.

Forum is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Forum, FAS and Forum Accounting Services, LLC are members of the Forum Financial Group of companies, Two Portland Square, Portland, Maine 04101, which together provide a full range of services to the investment company and financial services industry. As of [OCTOBER 1, 1997], they were controlled by John Y. Keffer, President and Chairman of the Trust.

MANAGEMENT SERVICES. Forum manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of Forum, Norwest, any other Adviser or Subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, Forum has entered into a Management Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Fund, Forum: (1) oversees (a) the preparation and maintenance by the Advisers and the Trust's administrator, custodian, transfer agent, dividend disbursing agent and fund accountant (or if appropriate, prepares and maintains) in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law; (b) the reconciliation of account information and balances among the Advisers and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (c) the transmission of purchase and redemption orders for Shares; (d) the notification of the Advisers of available funds for investment; and (e) the performance of fund accounting, including the calculation of the net asset value per Share; (2) oversees the Trust's receipt of the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (3) oversees the performance of administrative and professional services rendered to the Trust by others, including its administrator, custodian, transfer agent, dividend disbursing agent and fund accountant, as well as accounting, auditing, legal and other services performed for the Trust; (4) provides the Trust with adequate general office space and facilities and provides, at the Trust's request and expense, persons suitable to the Board to serve as officers of the Trust; (5) oversees the preparation and the printing of the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (6) oversees the preparation of proxy and information statements and any other communications to shareholders; (7) with the cooperation of the Trust's counsel, Advisers and other relevant parties, oversees the preparation and dissemination of materials for meetings of the Board; (8) oversees the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (9) oversees registration and sale of Fund shares, to ensure that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (10) oversees the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; (11) oversees the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended, and oversees the preparation and distribution to appropriate parties of notices announcing the declaration of dividends and other distributions to shareholders; (12) reviews and negotiates on behalf of the Trust normal course of business contracts and agreements; (13) maintains and reviews periodically the Trust's fidelity bond and errors and omission insurance coverage; and (14) advises the Trust and the Board on matters concerning the Trust and its affairs.

The Management Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of their obligations and duties under the Management Agreement.

ADMINISTRATIVE SERVICES. FAS manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of Forum, Norwest, or any other Adviser or Subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, FAS has entered into an Administrative Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Fund, FAS: (1) provides the Trust with, or arranges for the provision of, the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (2) assists in the preparation and the printing and the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (3) assists in the preparation of proxy and information statements and any other communications to shareholders; (4) assists the Advisers in monitoring Fund holdings for compliance with Prospectus and SAI investment restrictions and assists in preparation of periodic compliance reports; (5) with the cooperation of the Trust's counsel, the Advisers, the officers of the Trust and other relevant parties, is responsible for the preparation and dissemination of materials for meetings of the Board; (6) is responsible for preparing, filing and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (7) is responsible for maintaining the Trust's existence and good standing under state law; (8) monitors sales of shares and ensures that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (9) is responsible for the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; and (10) is responsible for the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Code, as amended, and prepares and distributes to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

The Administrative Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Agreement also provides that neither FAS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's or their duties or by reason of reckless disregard of their obligations and duties under the Administrative Agreement.



Pursuant to their agreements with the Trust, Forum and FAS may subcontract any or all of their duties to one or more qualified subadministrators who agree to comply with the terms of Forum's Management Agreement or FAS's Administration Agreement, as applicable. Forum and FAS may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum or FAS pursuant to their Management and Administration Agreements with the Trust.

PORTFOLIOS OF CORE TRUST

Forum manages all aspects of Core Trust's operations with respect to the Portfolios except those which are the responsibility of Norwest or Schroder. With respect to each Portfolio, Forum has entered into a management agreement (the "Core Trust Management Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by the interestholders and, in either case, by a majority of the trustees who are not interested persons of any party to the Core Trust Management Agreement. Under the Core Trust Management Agreement, Forum performs similar services for each Portfolio as it and FAS perform under the Management and Administration Agreements, to the extent the services are applicable to the Portfolios and their structure.

NORWEST ADMINISTRATIVE SERVICES

Under an Administrative Servicing Agreement between the Trust and Norwest with respect to Performa Global Growth Fund, Norwest performs ministerial, administrative and oversight functions for the Funds and undertakes to reimburse certain excess expenses of the Funds. Among other things, Norwest gathers performance and other data from Schroder as the adviser of certain Portfolios and from other sources, formats the data and prepares reports to the Funds' shareholders and the Trustees. Norwest also ensures that Schroder is aware of pending net purchases or redemptions of each Fund's shares and other matters that may affect Schroder's performance of its duties. Lastly, Norwest has agreed to reimburse each Fund for any amounts by which its operating expenses (exclusive of interest, taxes and brokerage fees, organization expenses and, if applicable, distribution expenses, all to the extent permitted by applicable state law or regulation) exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. No fees will be paid to Norwest under the Administrative Servicing Agreement unless the assets of each Fund that is subject to the agreement are invested in a portfolio of another registered investment company. The Administrative Servicing Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party.

The Administrative Servicing Agreement provides that neither Norwest nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of its or their obligations and duties under the agreement. The Agreement provides for a fee of 0.25% of the Fund's average daily net assets.

DISTRIBUTION

Forum also acts as distributor of the shares of the Fund. Forum acts as the agent of the Trust in connection with the offering of shares of the Funds on a "best efforts" basis pursuant to a Distribution Services Agreement.

Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of
Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or a Fund's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to each Fund, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party.

The Distribution Services Agreement terminates automatically if assigned. With respect to each Fund, the Distribution Services Agreement may be terminated at any time without the payment of any penalty by the Board or by a vote of the Fund's shareholders on 60 days' written notice to Forum; or by FAS on 60 days' written notice to the Trust.

Forum also acts as placement agent for the Portfolios.

TRANSFER AGENT

Norwest Bank serves as transfer agent and dividend disbursing agent for the Funds (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Funds, performs other transfer agency functions and acts as dividend disbursing agent for the Funds. The Transfer Agent is permitted to subcontract any or all of its functions with to qualified agents. The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its services, the Transfer Agent receives a fee with respect to each Fund at an annual rate of 0.25% of each Fund's average daily net assets.

Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

The responsibilities of the Transfer Agent include: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (4) assisting in processing purchase and redemption transactions and receiving wired funds; (5) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (6) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (7) furnishing periodic statements and confirmations of purchases and redemptions; (8) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (9) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (10) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives a fee computed daily and paid monthly from the Trust, with respect to each Fund, at an annual rate of 0.25% of the Fund's average daily net assets attributable to each class of the Fund.

CUSTODIAN

Pursuant to a Custodian Agreement, Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479, also serves as each Fund's and each Portfolio's (other than Global Growth Portfolio's) custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. For its custodial service, Norwest Bank receives a fee with respect to each Portfolio at an annual rate of 0.02% of the first $100 million of the Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets and 0.01% of the Portfolio's remaining average daily net assets. The fee is computed and paid monthly, based on the average daily net assets of the Fund, the number of portfolio transactions of the Fund and the number of securities in the Fund's portfolio. No fee is directly payable by a Fund to the extent the Fund is invested in a Portfolio. The Chase Manhattan Bank serves as custodian of Schroder Global Growth Portfolio and is paid a fee for its services.

The custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Fund investments.

Pursuant to rules adopted under the 1940 Act, a Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board upon consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and possible risks of potential nationalization or expropriation of Fund assets. The Custodian employs qualified foreign subcustodians to provide custody of the Funds foreign assets in accordance with applicable regulations.

No Fund will pay custodian fees to the extent the Fund invests in shares of another registered investment company. Each Fund so invested incurs, however, its proportionate share of the custodial fees of the Portfolio in which it invests.

PORTFOLIO ACCOUNTING

Forum Accounting, an affiliate of Forum, performs portfolio accounting services for each Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under the Fund Accounting Agreement, Forum Accounting prepares and maintains books and records of each Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, Forum Accounting receives from the Trust with respect to each Fund a fee of $1,000 per month plus for each additional class of the Fund above one $1,000 per month. In addition, Forum Accounting is paid additional surcharges for each of the following: (1) Funds with asset levels exceeding $100 million - $500/month, Funds with asset levels exceeding $250 million - $1000/month, Funds with asset levels exceeding $500 million - $1,500/month, Funds with asset levels exceeding $1,000 million - $2,000/month; (2) Funds requiring international custody - $1,000/month; (3) Funds with more than 30 international positions - $1,000/month; (4) Tax free money market Funds - $1,000/month; (5) Funds with more than 25% of net assets invested in asset backed securities - $1,000/month, Funds with more than 50% of net assets invested in asset backed securities - $2,000/month; (6) Funds with more than 100 security positions - $1,000/month; and (7) Funds with a monthly portfolio turnover rate of 10% or greater - $1,000/month.

Forum Accounting receives from the Trust with respect to each Gateway Fund a standard gateway fee of $1,000 per month plus for each additional class of the Fund above one - $1,000 per month. Forum Accounting also receives a fee of $2,000 per month for each Gateway Fund operating pursuant to Section 12(d)(1)(E) of the 1940 Act that invests in more than one security. In addition to the standard gateway fees, Forum Accounting is entitled to receive from the Trust with respect to each Gateway Fund operating pursuant to Section 12(d)(1)(H) of the 1940 Act additional surcharges as described above if the Fund invests in securities other than investment companies (calculated as if the securities were the Fund's only assets)

Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. The rates set forth above shall remain fixed through December 31, 1997. On January 1, 1998, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable.

Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless Forum Accounting, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

Forum Accounting performs similar services for the Portfolios and, in addition, acts as the Portfolios' transfer agent.


EXPENSES

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under its Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(1) interest charges, taxes, brokerage fees and commissions; (2) certain insurance premiums; (3) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (4) telecommunications expenses; (5) auditing, legal and compliance expenses; (6) costs of the Trust's formation and maintenance of its existence; (7) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (8) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (9) costs of reproduction, stationery and supplies; (10) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of Norwest, Forum or affiliated persons of Norwest or Forum; (11) costs of corporate meetings; (12) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold;
(13) expenses incurred pursuant to state securities laws; 14) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (15) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

Trust expenses directly attributed to a Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series. Similar policies pertain to the Portfolios.

5.       PORTFOLIO TRANSACTIONS

The following discussion of portfolio transactions, while referring generally to the Funds, relates equally to the Portfolios.

The Advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective Adviser. Each Adviser seeks "best execution" for all portfolio transactions, but a Portfolio may pay higher than the lowest available commission rates when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Portfolio that invests in foreign securities than would be the case for comparable transactions effected on U.S. securities exchanges.

Subject to the Portfolios' policy of obtaining the best price consistent with quality of execution of transactions, each Adviser may employ broker-dealer affiliates of the Adviser (collectively "Affiliated Brokers") to effect brokerage transactions. The payment of commissions to Affiliated Brokers is subject to procedures to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of a Portfolio's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with the Adviser directing the transaction receive brokerage transactions in recognition of research services provided to the Adviser. The Advisers may effect transactions through brokers who sell Fund shares.

Purchases and sales of portfolio securities for Funds that invest in fixed-income investments usually are principal transactions. Debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Funds generally will effect purchases and sales of equity securities through brokers who charge commissions except in the over-the-counter markets. Purchases of debt and equity securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of debt securities and equity securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of each Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund. In transactions on stock exchanges in the United States, commissions are negotiated, whereas on foreign stock exchanges commissions are generally fixed. Where transactions are executed in the over-the-counter market, each Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others. In all cases the Funds will attempt to negotiate best execution.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, each of the Board, and Core Trust Board has authorized the Advisers to employ their respective affiliates to effect securities transactions of the Funds or the Portfolios, provided certain other conditions are satisfied. Payment of brokerage commissions to an affiliate of an Adviser for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions.  It is  the  Fund's  policy  that  commissions  paid  to  Schroder
Securities Limited, Norwest Investment Services, Inc. ("NISI") and other affiliates of an Adviser will, in the judgment of the Adviser responsible for making portfolio decisions and selecting brokers, be: (1) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the disinterested Trustees, has adopted procedures to ensure that commissions paid to affiliates of an Adviser by the Funds satisfy the foregoing standards. The Core Trust has adopted similar policies with respect to the Portfolios.

No Fund has an understanding or arrangement to direct any specific portion of its brokerage to an affiliate of an Adviser, and will not direct brokerage to an affiliate of an Adviser in recognition of research services. The practice of placing orders with NISI is consistent with each Fund's objective of obtaining best execution and is not dependent on the fact that NISI is an affiliate of Norwest.

From time to time, a Fund may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

A Fund or Portfolio may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, the Adviser of the Fund or Portfolio takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Advisers may also take into account payments made by brokers effecting transactions for a Fund or Portfolio: (1) to the Fund or Portfolio or
(2) to other persons on behalf of the Fund or Portfolio for services provided to the Fund or Portfolio for which it would be obligated to pay.

In addition, the Advisers may give consideration to research services furnished by brokers to the Advisers for their use and may cause the Funds and Portfolios to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Such research and analysis may be used by the Advisers in connection with services to clients other than the Funds and Portfolios, and not all such services may be used by the Adviser in connection with the Funds. An Adviser's fees are not reduced by reason of the Adviser's receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Boards may determine, an Adviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Investment decisions for the Funds (and for the Portfolios) will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Certain Funds may acquire securities issued by their "regular brokers and dealers" or the parents of those brokers and dealers. Regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year, (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

PORTFOLIO TURNOVER. A high rate of portfolio turnover involves corresponding greater expenses than a lower rate, which expenses must be borne by a Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. In order to continue for Federal tax purposes, less than 30% of the annual gross income of the Fund must be desired from the sale of securities held by the Fund for less than three months.

The frequency of portfolio transactions (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Portfolio may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Advisers anticipate that the annual portfolio turnover rate of each Portfolio will be less than 100% in their first year of operations. An annual portfolio turnover rate of 100% would occur if all of the securities in a Portfolio were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs and an increase in short term capital gains or losses to the Portfolio.


6.       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

GENERAL

Shares of all Funds are sold on a continuous basis by the distributor.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Funds have chosen not to make an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. Redemption requests in excess of applicable limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus and a redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

7.       TAXATION

TAX INFORMATION

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, each Fund will not be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to you as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) may apply to net gain from capital assets held for more than one year but not more than 18 months ("mid-term gain"), and a second rate (generally 20%) may apply to the balance of net capital gain ("adjusted net capital gain"). Distributions of mid-term gain and adjusted net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. If you hold shares for six months or less and during that period receive a long-term capital gain distribution, any loss realized on the sale of the shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Dividends or distributions made to you shortly after the purchase of Shares, although in effect a return of capital to you, will be taxable to you as described above.

It is expected that a portion of the dividends of each Fund, except Performa Strategic Value Bond Fund, will be eligible for the dividends received deduction for corporations. The amount of such dividends eligible for the dividends received deduction is limited to the amount of dividends from domestic corporations received during a Fund's fiscal year.

No Portfolio is required to pay federal income taxes on its net investment income and capital gain, as each Portfolio is treated as a partnership for federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the Funds investing in the Portfolio in proportion to the Funds' holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio or losses have been realized by the Portfolio.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income or other taxes. Performa Global Growth Fund intends to elect, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by its Portfolio. As a shareholder of that Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of such foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes.

Each Fund is required by federal law to withhold 31% of reportable payments paid to you (which may include dividends, capital gain distributions and redemptions) if you fail to provide the Fund with a correct taxpayer identification number or make required certifications, or who is subject to backup withholding. Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to you shortly after the close of each calendar year.

Qualification as a regulated investment company does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Fund must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Certain listed options, regulated futures contracts and forward currency contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Portfolio at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Portfolio on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. Each Portfolio can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

With respect to over-the-counter put and call options, gain or loss realized by a Portfolio upon the lapse or sale of such options held by such Portfolio will be either long-term or short-term capital gain or loss depending upon the Portfolio's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Portfolio will be treated as short-term capital gain or loss. In general, if a Portfolio exercises an option, or an option that a Portfolio has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Portfolio in conjunction with any other position held by such Portfolio may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that: (1) loss realized on disposition of one position of a straddle not be recognized to the extent that a Portfolio has unrealized gains with respect to the other position in such straddle; (2) a Portfolio's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Portfolio which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Portfolio all of the offsetting positions of which consist of section 1256 contracts.

For federal income tax purposes, gains and losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss.

A Portfolio's investments in zero coupon securities will be subject to special provisions of the Code which may cause the Portfolio to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Portfolio may be forced to sell other portfolio securities.

If Performa Global Growth Fund is eligible to do so, the Fund intends to file an election with the Internal Revenue Service to pass through to its shareholders its share of the foreign taxes paid by the Schroder Global Growth Portfolio. Pursuant to this election, a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes considered to have been paid by the Fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against federal income taxes. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes considered to have been paid by the Fund. Under recently enacted legislation, a shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund at least 16 days during the 30-day period beginning 15 days before the date on which the shareholder becomes entitled to receive the dividend.

8.   ADDITIONAL INFORMATION ABOUT THE TRUST AND THE SHAREHOLDERS
     OF THE FUNDS

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, NY 10004.

_____________________, 99 High Street, Boston, MA 02110, independent auditors, serve as the independent auditors for the Trust.

OWNERSHIP OF FUND SHARES

The following persons owned of record 5% or more of the outstanding shares of a Fund as of_________, 1998:

                                                                         SHARE          % OF       % OF
                               NAME AND ADDRESS                         BALANCE         CLASS      FUND
                               ----------------                        --------         -----      -----



GENERAL INFORMATION

The Board of Trustees oversees the business affairs of the Funds and is responsible for major decisions relating to each Fund's investment objective and policies. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Board consists of eight persons. A board of trustees for each Core Trust (each a "Core Board") performs similar functions with respect to the Portfolios of those investment companies. The Core Board also monitors the activities of each Portfolio and its service providers.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may divide portfolios or series into classes of shares; the costs of doing so will be borne by the Trust. As of the date of this SAI, each Fund offers one class of shares. The Trust currently offers thirty-nine separate series.

VOTING AND OTHER RIGHTS

Each share has one vote, with fractional shares voting proportionally. Shares of the Trust will vote together without regard to series or classes of shares on all matters except: (1) when required by the 1940 Act or when the Trustees have determined that the matter affects the interests of one or more series or classes materially differently, shares will be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interest of one or more series or classes, only shareholders of that series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees. If a Fund were liquidated, its shareholder would receive the net assets of the Fund.

Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. When required by the 1940 Act and other applicable law, a Fund will solicit proxies from its shareholders and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could hold have voting control of the Portfolio.

From time to time, certain shareholders may own a large percentage of the Fund shares and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote. Due to its initial investment in each Fund, prior to the public offering of each Fund, Forum may be deemed to control each Fund.

The Trust received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's existing funds; however, the Trust currently issues and operates the various Funds, and separate classes of shares under the provisions of 1940 Act.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

In order to adopt the name Norwest Funds, the Trust agreed in each Investment Advisory Agreement with Norwest that if Norwest ceases to act as investment adviser to the Trust or any Fund whose name includes the word "Norwest," or if Norwest requests in writing, the Trust shall take prompt action to change the name of the Trust and any such Fund to a name that does not include the word "Norwest." Norwest may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by Norwest, including marks or symbols containing the word "Norwest" or any variation thereof, as Norwest deems appropriate. Upon Norwest's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust has acknowledged that any rights in or to the word "Norwest" and any such marks or symbols which exist or may exist, and under any and all circumstances, shall continue to be, the sole property of Norwest. Norwest may permit other parties, including other investment companies, to use the word "Norwest" in their names without the consent of the Trust. The Trust shall not use the word "Norwest" in conducting any business other than that of an investment company registered under the Act without the permission of Norwest.

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to a fund and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Norwest and any bank or other bank affiliate also may perform Processing Organization or similar services for the Funds and their shareholders. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Funds could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

CORE AND GATEWAY STRUCTURE

Each Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, that has the same investment objective and substantially identical investment policies as the Fund. Accordingly, each Portfolio directly acquires portfolio securities and a Fund acquires an indirect interest in those securities. Each Portfolio (other than Schroder Global Growth Portfolio) is a separate series of Core, a business trust organized under the laws of the State of Delaware in 1994. Schroder Global Growth Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in 1995. Core Trust and Schroder Core are registered under the 1940 Act as open-end, management, investment companies. The assets of each Portfolio belong only to, and the liabilities of each Portfolio are borne solely by, that Portfolio and no other portfolio of Core Trust or Schroder Core, as applicable.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. All investors in a Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses.

The Portfolios do not sell their shares directly to members of the general public. Another investor in a Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as any Fund, and could have different advisory and other fees and expenses than a Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests in a Portfolio. Information regarding any such funds is available from Core Trust by calling Forum at (207) 879-1900.

CERTAIN RISKS OF INVESTING IN PORTFOLIOS. A Fund's investment in a Portfolio may be affected by the actions of other large investors in that Portfolio. For example, if Disciplined Growth Portfolio had a large investor other than Performa Disciplined Growth Fund that redeemed its interest, Disciplined Growth Portfolio's remaining investors (including Disciplined Growth Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in a Portfolio; indeed, other investors holding a majority interest in a Portfolio could have voting control of the Portfolio.

The Board retains the right to withdraw each Fund's investment in a Portfolio at any time, and the Fund could thereafter invest directly in individual securities or could re-invest its assets in one or more other Core Portfolios. A Fund might withdraw its investment from a Portfolio, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by Norwest or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit Norwest to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

FINANCIAL STATEMENTS

The fiscal year end of the Funds is May 31. Financial statements for each Fund's semi-annual period and fiscal year will be distributed to shareholders of record. The Board in the future may change the fiscal year end of the Fund.


REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

MUNICIPAL AND CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated C typically are subordinated to senior debt which as assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH IBCA, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rated F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue  which is rated caa is likely to be in  arrears on  dividend  payments.
This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note:   Moody's  applies  numerical   modifiers  1,  2  and  3  in  each  rating
classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT TERM MUNICIPAL LOANS

MOODY'S INVESTORS SERVICE. Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. A rating of MIG-1/VMIG-1 denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Loans bearing the MIG-2/VMIG-2 designation are of high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-1 group. A rating of MIG 3/VMIG 3 denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. A rating of MIG 4/VMIG 4 denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest. Issues rated SP-3 have speculative capacity to pay principal and interest.

FITCH IBCA, INC. Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Short-term issues rated F-1+ are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-1 reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1.

OTHER MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A-1 and A-2. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated A-2 are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                   APPENDIX B
                          GLOSSARY OF INVESTMENT TERMS

This glossary describes some of the types of securities and other obligations in which a Fund (or Portfolio) may invest. Although the descriptions refer to Portfolios only, the descriptions apply also to investments by the Funds. The Funds (and Portfolios) are not limited to the securities and obligations listed below, and may invest in the securities and other obligations described below and in other types of securities and obligations to the extent permitted by its investment objectives and policies. Refer to the SAI for a more detailed discussion of the Funds' investment policies and these and other securities and obligations in which the Funds (and Portfolios) may invest.

EQUITY AND RELATED SECURITIES

Ca represents a share of ownership in a company, and usually carries voting rights and may earn dividends. Common stockholders are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including holders of debt securities) and, if applicable, preferred stockholders, are paid. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer.

Ca are preferred stocks or bonds that are convertible into common stock at a specified price or conversion ratio within a specific amount of time.

Da  are receipts  for shares of a  foreign-based  company that entitle the holder to dividends and capital gain on the underlying security. Receipts include those issued by domestic banks (American Depository Receipts ("ADRs"), foreign financial institutions (Global or European Depository Receipts) and broker-dealers (depository shares). Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Pa is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. A preferred stockholder generally is a shareholder in the company and not a creditor of the company. Preferred stock generally does not carry voting rights.

Wa are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a specified period or indefinitely. The specified price for warrants usually represents a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance.

DEBT AND RELATED INVESTMENTS

a are debt securities issued by a corporation or other business entity, municipality, government or government agency. Bills usually have the shortest maturities and bonds the longest maturities. The issuer is required to pay the holder the face or principal amount of the loan at a specified maturity and, except for zero coupon securities, to make scheduled interest payments during the term of the securities.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") are debt obligations that are collateralized by mortgages or mortgage pass-through securities ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs may have priority over other classes with respect to the receipt of payments. CMOs may have complicated structures and generally involve more risks than less complex mortgage-related securities.

DEMAND NOTES are unsecured obligations redeemable upon a specified number of days' notice (typically not more than 30 days). These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for them. Although a purchaser of a demand note would generally not be able to resell a master demand note to a third party, the purchaser is entitled to demand payment from the issuer at any time in accordance with the note's notice provisions.

FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes securities of all maturities (for instance, bills, notes and bonds), securities on which interest or dividend payments are made before maturity and zero coupon securities, and securities of various issuers (for instance, corporate instruments, municipal securities and U.S. Government Securities) that pay a specified rate of interest for a specified period of time. The term also can include preferred stock, which pays fixed-dividends. Coupon, discount and dividend rates usually are fixed for the term of a security, but can provide for an increase or decrease in rate during the term of the security.

GUARANTEED INVESTMENT CONTRACTS are arrangements with an insurance companies under which the purchaser of the contract contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate may be fixed or tied to a specified market index, and the principal and interest are guaranteed by the insurance company.

HIGH-YIELD/HIGH-RISK SECURITIES are securities that are rated below investment grade by an NRSRO (i.e., "BB" or lower by S&P's and "Ba" or lower by Moody's). Other terms commonly used to describe these securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." These securities have speculative or predominantly speculative characteristics.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to securityholders on a pro rata basis. These securities involve prepayment risk, which is the risk that during periods of declining interest rates, the underlying mortgages or other debt may be refinanced or paid off prior to their maturities, leaving the holder unable to reinvest the prepaid amount at an interest rate comparable to the rate on the prepaid securities.

PARTICIPATION INTERESTS are interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender the participation interests back to the bank or other institution.

REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique is similar to borrowing.

SECURITY LOANS occur when the holder of a security lends it and receives a fee from the borrower or is able to retain interest from investing cash collateral deposited by the borrower. The lender may pay fees to arrange securities loans. Security loans involve the risk that the borrower will fail to return the borrowed security. In that case, the lender bears the risk of market value fluctuations until the security is returned or collateral can be liquidated and the proceeds (which may not cover the effects of fluctuations and the lenders costs) used to replace the unreturned securities.

VARIABLE AND FLOATING RATE SECURITIES are securities that have variable or floating rates of interest that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. In certain limited circumstances, adjustments in a security interest rate may affect the amount of principal paid at maturity. The adjustable rate tends to decrease the security's price sensitivity to changes in interest rates.

ZERO COUPON SECURITIES are debt securities that are issued at a discount from face value and do not pay interest prior to maturity. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than securities of comparable quality and maturity that pay interest during their term. Holders of a zero-coupon security with a term of more than a year must treat a portion of the discount of the security as income on the purchase price paid for the security. As the Funds distribute all of their net investment income, a Portfolio may have to sell portfolio securities to distribute the income resulting from this treatment, which may result in a taxable gain or loss and occur at a time when the investment adviser would not otherwise have chosen to sell the securities.

OTHER INVESTMENT TERMS AND TECHNIQUES


DOLLAR ROLL TRANSACTIONS occur when a Portfolio sells fixed income securities, typically mortgage-related securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the party to whom the original securities were sold. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Portfolio but it assumes the risk of ownership. A Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other forward commitments, dollar roll transactions involve the risk that the market value of the securities to be purchased by the Portfolio may decline below the price at which the Portfolio sold the original securities. Also, if the buyer of the original securities under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other buyer, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities, which may have increased a market value on the price at which the original securities were sold.

MARKET CAPITALIZATION refers to the value of an issuer's outstanding stock and is calculated by multiplying the total number of common shares outstanding by the market price per share of the stock.

RULE 144A SECURITIES are securities that are not registered for sale to the general public and may be resold only to certain types of institutional investors. Because of the restrictions on their resale, these securities may be difficult to resell at the same price as comparable non-restricted securities.

SHORT SALES AGAINST-THE-BOX occur when a Portfolio contemporaneously owns or has the right to obtain at no added cost securities identical to securities which the Portfolio has borrowed and sold, otherwise referred to as "sold short." For federal income tax purposes, short sales against-the-box may in certain cases be made to defer recognition of gain or loss on the sale of securities until the short position is closed out. Under recently enacted legislation, if a Portfolio has unrealized gain on securities it owns and sells identical securities short against-the-box, the Portfolio generally will be deemed to have sold the long position for tax purposes and thus will recognize gain.

WHEN-ISSUED, DELAYED DELIVERY and FORWARD TRANSACTIONS generally involve the purchase of a security under an agreement to make payment and accept delivery at some time in the future, (i.e., beyond the normal period of securities settlement). A Portfolio does not earn interest on such securities until settlement but bears the risk of market value fluctuations between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government Securities may be sold in this manner.

CERTIFICATES OF PARTICIPATION are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities.

FUTURES, OPTIONS AND OTHER DERIVATIVES

FORWARD CONTRACTS are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts generally are not exchange traded and are typically negotiated on an individual basis. The Portfolios may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on future purchases of such securities. Portfolios may also enter into forward contracts to purchase or sell securities indices or other financial indices.

FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver a commodity at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities indices and financial indices, including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolios may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures contracts are standardized and traded on exchanges.

INDEXED/STRUCTURED SECURITIES are typically short-to-intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, securities, indices, commodity prices or other financial indices. These securities may be positively or negatively indexed (i.e., their value may increase or decrease based on a movement in the price of the linked component). Indexed/structured securities may have return characteristics similar to direct investments in the linked component and may be more volatile than a direct investment in the linked component. These investments may be difficult to resell and a purchaser bears both the market risk of an investment in the linked component and the credit risk of the issuer.

INVERSE FLOATERS, a type of indexed/structured security, are variable or floating rate securities that pay interest at a rate that varies inversely with movements in prevailing short-term interest rates. Upon reset of the interest rate payable on an inverse floater, its interest rate may decrease if the linked interest rate increases. When short-term interest rates are relatively low compared to long-term interest rates, a Portfolio may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, potential yield. These investments may be difficult to resell and a purchaser bears both the market risk of the investment and the credit risk of the issuer.

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. Options may have standardized terms and be traded as exchanges or may be tailor-made and difficult to resell. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. A purchaser of a non-standardized option is subject both to market risk and the credit risk of the issuer.

SWAP AGREEMENTS include interest rate and mortgage (or other asset) swap agreements. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range. Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a substantial impact on a Portfolio's performance. Swap agreements expose a Portfolio to movements in the relative value of the obligations being swapped, to the credit risk of the counterparties and to the Portfolio's ability to terminate its swap agreements or reduce its exposure to them through offsetting transactions.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements.

                           Included in the Prospectuses:

                           Not applicable to this filing.

                           Included in the Statements of Additional Information:

                           Not applicable to this filing.

         (b)      Exhibits.

                  (1)      Trust   Instrument   of  Registrant  as  amended  and
                           restated August 4, 1997 (see Note 1).

                  (2)      By-Laws of Registrant as  now in effect (see Note 2).

                  (3)      Not Applicable.

                  (4) Specimen Certificate for shares of beneficial interest of each class of each portfolio of Registrant. Except for the names of the classes of shares and CUSIP numbers, the certificate of each class of each portfolio of Registrant is substantially the same as the specimen certificate, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (see Note 2).

                  (5)      (a)      Form   of  Investment   Advisory   Agreement
                                    between  Registrant and  Norwest  Investment
                                    Management,  Inc.  ("NIM") relating  to Cash
                                    Investment Fund, Ready Cash Investment Fund,
                                    U.S.   Government   Fund,   Treasury   Fund,
                                    Treasury  Plus  Fund, Municipal Money Market
                                    Fund,  Stable   Income  Fund,  Limited  Term
                                    Government    Income    Fund,   Intermediate
                                    Government  Income  Fund,  Diversified  Bond
                                    Fund, Income Fund, Total  Return  Bond Fund,
                                    Strategic Income Fund, Limited Term Tax-Free
                                    Fund,  Tax-Free  Income  Fund, Colorado Tax-
                                    Free  Fund,  Minnesota Intermediate Tax-Free
                                    Fund,  Minnesota  Tax-Free  Fund,   Moderate
                                    Balanced   Fund,   Growth   Balanced   Fund,
                                    Aggressive Balanced-Equity Fund, Index Fund,
                                    Income Equity Fund, ValuGrowthSM Stock Fund,
                                    Diversified Equity Fund, Growth Equity Fund,
                                    Large Company Growth Fund, Diversified Small
                                    Cap  Fund, Small Company Stock  Fund,  Small
                                    Cap Opportunities Fund, Small Company Growth
                                    Fund,  Contrarian  Stock Fund, International
                                    Fund,  Performa  Strategic  Value Bond Fund,
                                    Performa Disciplined  Growth  Fund, Performa
                                    Small Cap Value Fund, Performa Global Growth
                                    Fund,  WealthBuilder  II  Growth  Portfolio,
                                    WealthBuilder II Growth and Income Portfolio
                                    and  WealthBuilder  II  Growth   Portfolio,.
                                    Except  for  the  names  of  each  series of
                                    Registrant,    the    Investment    Advisory
                                    Agreement  of  each series of the Registrant
                                    is substantially the  same as the Investment
                                    Advisory    Agreement,  and   therefore,  is
                                    omitted pursuant to Rule 483(d)(2) under the 1933 Act (see Note 3).

                           (b)      Form  of  Investment  Subadvisory  Agreement
                                    between   Registrant  and  Crestone  Capital
                                    Management  Inc.  relating to Small  Company
                                    Stock Fund,  Strategic Income Fund, Moderate
                                    Balanced   Fund,   Growth   Balanced   Fund,
                                    Diversified  Equity  Fund and Growth  Equity
                                    Fund dated as of June 1, 1997 (see Note 2).

                           (c) Investment Subadvisory Agreement between Registrant and Schroder Capital Management Inc. relating to Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund and International Fund dated as of November 11, 1994 (see Note 2).

                           (d)      Form  of  Investment  Subadvisory  Agreement
                                    between   Registrant  and  Schroder  Capital
                                    Management  International  Inc.  relating to
                                    Small  Cap  Opportunities Fund  dated  as of
                                    April 28, 1996 (see Note 4).

                           (e)      Form  of  Investment  Subadvisory  Agreement
                                    between   Registrant  and  Galliard  Capital
                                    Management  International  Inc.  relating to
                                    Stable Income Fund, Performa Strategic Value
                                    Bond Fund,  Diversified Bond Fund, Strategic
                                    Income Fund,  Moderate Balanced Fund, Growth
                                    Balanced Fund and Aggressive Balanced-Equity
                                    Fund dated as of June 1, 1997 (see Note 3).

                           (f) Form of Investment Subadvisory Agreement between Registrant and Peregrine Capital Management International Inc. relating to Small Company Growth Fund, Large Company Growth Fund, Growth Balanced Fund, Moderate Balanced Fund, Strategic Income Fund, Growth Equity Fund, Diversified Equity Fund and Diversified Bond Fund dated as of June 1, 1997 (see Note 3).

                           (g) Form of Investment Subadvisory Agreement between Registrant and United Capital Management relating to Total Return Bond Fund and Contrarian Stock Fund dated as of June 1, 1997 (see Note 3).

                           (h) Form of Investment Subadvisory Agreement between Registrant and Smith Asset Management Group, LP relating to Performa Disciplined Growth Fund, Performa Small Cap Value Fund, Growth Equity Fund, Diversified Equity Fund, Aggressive Balanced-Equity Fund, Growth Balanced Fund, Moderate
                                    Balanced  Fund,  Strategic  Income  Fund and
                                    Diversified  Small  Cap  Fund  dated  as  of
                                    October 1, 1997 (see Note 1).

                  (6) Distribution Services Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant dated as of October 1, 1995, as amended January 29, 1996 (see Note 2).

                  (7)      Not Applicable.

                  (8)      (a)      Custodian  Agreement between  Registrant and
                                    Norwest Bank  Minnesota, N.A.  dated  as  of
                                    August 1, 1993, as amended November 11, 1994
                                    (see Note 2).


                           (b) Transfer Agency Agreement between Registrant and Norwest Bank Minnesota, N.A. dated as of August 1, 1993 and restated as of December 8, 1993 (see Note 2).0


                  (9)      (a)      Form   of    Management   Agreement  between
                                    Registrant   and  Forum  Financial Services,
                                    Inc.  relating   to   each    portfolio   of
                                    Registrant dated as August 1, 1997 (see Note
                                    4).

                           (b) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of June 1, 1997 (see Note 4).

                           (c) Administration Services Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to International Fund and Small Cap Opportunities Fund dated as of November 11, 1994, as amended April 27, 1996 (see Note
                                    2).

                           (d) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund - institutional Shares, Municipal Money Market Fund - Investor
                                    Shares,    Ready    Cash   Investment  Fund,
                                    Intermediate   Government    Income    Fund,
                                    Diversified  Bond  Fund, Stable Income Fund,
                                    Income Fund, Total Return Bond Fund, Limited
                                    Term Tax-Free Fund, Limited  Term Government
                                    Income Fund, Tax-Free Income Fund,  Colorado
                                    Tax-Free Fund, Minnesota  Intermediate  Tax-
                                    Free   Fund,   Minnesota    Tax-Free   Fund,
                                    Strategic  Income  Fund,  Moderate  Balanced
                                    Fund,   Growth  Balanced  Fund,   Aggressive
                                    Balanced-Equity  Fund,  Income  Equity Fund,
                                    Index  Fund,  ValuGrowth   SM   Stock  Fund,
                                    Diversified Equity Fund, Growth Equity Fund,
                                    Large Company Growth Fund, Diversified Small
                                    Cap Fund, Small Company  Growth  Fund, Small
                                    Company Stock Fund, Small Cap  Opportunities
                                    Fund, Contrarian Stock  Fund,  International
                                    Fund, Performa Strategic  Value  Bond  Fund,
                                    Performa  Disciplined  Growth Fund, Performa
                                    Small Cap Value Fund, Performa Global Growth
                                    Fund,  Norwest   WealthBuilder   II   Growth
                                    Portfolio,  Norwest  WealthBuilder II Growth
                                    and   Income    Portfolio    and     Norwest
                                    WealthBuilder  II  Growth Balanced Portfolio
                                    dated   as   of  October 1, 1996 and amended
                                    January 26, 1998 (see Note 5).

                  (10) (a) Opinion of Seward & Kissel (see Note 6).


                           (b)      Opinion of Seward & Kissel (see Note 2).

                  (11)     Not Applicable.

                  (12)     Not Applicable.


                  (13) Investment Representation letter of John Y. Keffer as original purchaser of shares of stock of Registrant (see Note 6).

                  (14) Individual Retirement Account materials (see Note 7).


                  (15) Rule 12b-1 Plan adopted by Registrant relating to Exchange Shares of Ready Cash Investment Fund and Investor B Shares of Stable Income Fund, Intermediate Government Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Income Equity Fund,
                           ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund and International Fund (see Note 2).


                  (16)     Schedules  for   computation   of  each   Performance
                           Quotation provided in the Registration Statement in response to Item 22 relating to (see Note 8):

                                               Series                                        Share
                                                                                           Class(es)
                            Cash Investment Fund                             Shares
                            Ready Cash Investment Fund                       Investor Shares        Exchange Class
                            U.S. Government Fund                             Shares
                            Treasury Fund                                    Shares
                            Treasury Plus Fund                               Shares
                            Municipal Money Market Fund                      Investor Shares     Institutional Shares
                            Stable Income Fund                              A Shares        B Shares       I Shares
                            Limited Term Government Income Fund             I Shares
                            Intermediate Government Income Fund             A Shares        B Shares       I Shares
                            Diversified Bond Fund                           I Shares
                            Income Fund                                     A Shares        B Shares       I Shares

                            Total Return Bond Fund                          A Shares        B Shares       I Shares
                            Limited Term Tax-Free Fund                      I Shares
                            Tax-Free Income Fund                            A Shares        B Shares       I Shares
                            Colorado Tax-Free Fund                          A Shares        B Shares       I Shares
                            Minnesota Intermediate Tax-Free Fund            I Shares
                            Minnesota Tax-Free Fund                         A Shares        B Shares       I Shares
                            Strategic Income Fund                           I Shares
                            Moderate Balanced Fund                          I Shares
                            Growth Balanced Fund                            I Shares
                            Aggressive Balanced-Equity Fund                 I Shares
                            Index Fund                                      I Shares
                            Income Equity Fund                              A Shares        B Shares       I Shares
                            ValuGrowthSM Stock Fund                         A Shares        B Shares       I Shares
                            Diversified Equity Fund                         A Shares        B Shares       I Shares
                            Growth Equity Fund                              A Shares        B Shares       I Shares
                            Large Company Growth Fund                       I Shares
                            Diversified Small Cap Fund                      I Shares
                            Small Company Stock Fund                        A Shares        B Shares       I Shares
                            Small Company Growth Fund                       I Shares
                            Small Cap Opportunities Fund                    A Shares        B Shares       I Shares
                            Contrarian Stock Fund                           A Shares        B Shares       I Shares
                            International Fund                              A Shares        B Shares       I Shares
                            WealthBuilder II Growth Portfolio               C Shares
                            WealthBuilder II Growth and Income Portfolio    C Shares
                            WealthBuilder II Growth Balanced Portfolio      C Shares
                            Performa Disciplined Growth Fund                 Shares
                            Performa Small Cap Value Fund                    Shares
                            Performa Strategic Value Bond Fund               Shares
                            Performa Global Fund                             Shares


                  (17) Financial Data Schedules (filed herewith).

                  (18)  Multiclass  (Rule 18f-3) Plan adopted by Registrant (see
Note 5).


         Other Exhibits

         (A) Power of Attorney from James C. Harris,  Trustee of Registrant (see
Note 2).

         (B) Power of Attorney from Richard M. Leach, Trustee of Registrant (see
Note 2).

         (C) Power of Attorney from Robert C. Brown,  Trustee of Registrant (see
Note 2).

         (D) Power of Attorney from Donald H. Burkhardt, Trustee of Registrant (see Note 2).

         (E) Power of Attorney from John Y. Keffer,  Trustee of Registrant  (see
Note 2).

         (F) Power of Attorney from Donald C. Willeke, Trustee of Registrant (see Note 2).

         (G) Power of Attorney from Timothy J. Penny, Trustee of Registrant (see
Note 2).

         (H) Power of Attorney from John S. McCune,  Trustee of Registrant  (see
Note 1).

         -------------
Note:    (1)      Exhibit incorporated by reference as filed in  PEA No. 46  via
                  EDGAR    on    September  30,    1997,     accession    number
                  0000912057-97-032214.

         (2) Exhibit incorporated by reference as filed in PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243.

         (3) Exhibit incorporated by reference as filed in PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361.

         (4) Exhibit incorporated by reference as filed in PEA No. 54 via EDGAR on May 6, 1998, accession number 0001004402-98-000281.


         (5) Exhibit incorporated by reference as filed in PEA No. 55 via EDGAR on July 31, 1998, accession number 0001004402-98-000418.

         (6) Exhibit incorporated by reference as filed in PreEA No. 2 on December 31, 1986.

         (7) Exhibit incorporated by reference as filed in PEA No. 24 on April 22, 1994.

         (8) Exhibit incorporated by reference as filed in PEA No. 42 via EDGAR on June 2, 1997, accession number 0000912057-97-019290.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


           Title of Class Of Unit                              Number of Recordholders
           of Beneficial Interest                                as of June 30, 1998
           ----------------------                                -------------------
                                                                               Investor    Exchange  Institutional
                                      Shares    A Shares  B Shares  I Shares    Shares      Shares       Shares      C Shares
                                      ------    --------  --------  --------    ------      ------       ------      --------
         Cash Investment Fund           74         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Ready Cash Investment Fund     N/A        N/A       N/A       N/A        193         24           N/A         N/A
         U.S. Government Fund           39         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Treasury Fund                  32         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Treasury Plus Fund              0         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Municipal Money Market Fund    N/A        N/A       N/A       N/A        19         N/A           27          N/A
         Stable Income Fund             N/A        112       74        341        N/A        N/A           N/A         N/A
         Limited Term Government
                  Income Fund           N/A        N/A       N/A      1329        N/A        N/A           N/A         N/A
         Intermediate Government        N/A        45        451       112        N/A        N/A           N/A         N/A
                  Income Fund
         Diversified Bond Fund          N/A        N/A       N/A       152        N/A        N/A           N/A         N/A
         Income Fund                    N/A        55        372      3191        N/A        N/A           N/A         N/A
         Total Return Bond Fund         N/A        108       216       381        N/A        N/A           N/A         N/A
         Limited Term Tax-Free Fund     N/A        N/A       N/A       382        N/A        N/A           N/A         N/A
         Tax-Free Income Fund           N/A        65        292      1420        N/A        N/A           N/A         N/A

           Colorado Tax-Free Fund       N/A       73         207        17         N/A        N/A           N/A         N/A
           Minnesota Intermediate       N/A       N/A        N/A       1376        N/A        N/A           N/A         N/A
                    Tax-Free Fund




           Title of Class Of Unit                              Number of Recordholders
           of Beneficial Interest                                as of June 30, 1998
           ----------------------                                -------------------
                                                                               Investor   Exchange   Institutional
                                     Shares   A Shares   B Shares   I Shares    Shares      Shares       Shares      C Shares

                                     ------   ---------  --------   ---------   ------      ------       -------     ---------
           Minnesota Tax-Free Fund      N/A       551        457        185        N/A        N/A           N/A         N/A
           Strategic Income Fund        N/A       N/A        N/A        192        N/A        N/A           N/A         N/A
           Moderate Balanced Fund       N/A       N/A        N/A        509        N/A        N/A           N/A         N/A
           Growth Balanced Fund         N/A       N/A        N/A        678        N/A        N/A           N/A         N/A
           Aggressive                   N/A       N/A        N/A        25         N/A        N/A           N/A         N/A
                    Balanced-Equity
                    Fund
           Index Fund                   N/A       N/A        N/A        560        N/A        N/A           N/A         N/A
           Income Equity Fund           N/A      4505       5124        504        N/A        N/A           N/A         N/A
           ValuGrowthSM Stock Fund      N/A       672        862        68         N/A        N/A           N/A         N/A
           Diversified Equity Fund      N/A      4567       6835        966        N/A        N/A           N/A         N/A
           Growth Equity Fund           N/A      1358       1892        823        N/A        N/A           N/A         N/A
           Large Company Growth Fund    N/A       N/A        N/A        355        N/A        N/A           N/A         N/A
           Diversified Small Cap        N/A       N/A        N/A        16         N/A        N/A           N/A         N/A
                    Fund
           Small Company Stock Fund     N/A       768        729        234        N/A        N/A           N/A         N/A
           Small Company Growth Fund    N/A       N/A        N/A        155        N/A        N/A           N/A         N/A
           Small Cap Opportunities

                    Fund                N/A      1065       1171        240        N/A        N/A           N/A         N/A
           Contrarian Stock Fund        N/A        0          0         49         N/A        N/A           N/A         N/A
           International Fund           N/A       84         261        213        N/A        N/A           N/A         N/A
           Norwest WealthBuilder II     N/A       N/A        N/A        N/A        N/A        N/A           N/A         106
           Growth Portfolio
           Norwest WealthBuilder II     N/A       N/A        N/A        N/A        N/A        N/A           N/A         156
           Growth and Income
           Portfolio
           Norwest WealthBuilder II     N/A       N/A        N/A        N/A        N/A        N/A           N/A         156
           Growth Balanced Portfolio
           Norwest Performa             17        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Disciplined Growth Fund
           Norwest Performa Small       14        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Cap Value Fund
           Performa Strategic Value      9        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Bond Fund
           Performa Global Growth       12        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Fund




ITEM 27.  INDEMNIFICATION

         The general effect of Section 10.02 of Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section 10.02 of Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

         Registrant's Investment Advisory Agreements, Investment Subadvisory Agreements and Distribution Services Agreements provide that Registrant's investment advisers and principal underwriter are protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Management Agreement and Transfer Agency and Fund Accounting Agreement. Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under the Management and Distribution Agreements and Distribution Services Agreements between Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under those agreements. Registrant's transfer agent and fund accountant and certain related individuals are also provided with indemnification against various liabilities and expenses under the Transfer Agency and Fund Accounting Agreements between Registrant and the transfer agent and fund accountant; provided, however, that in no event shall the transfer agent, fund accountant or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

         The preceding paragraph is modified in its entirety by the provisions of the Investment Advisory Agreements, Investment Subadvisory Agreements, Distribution Services Agreements, Management Agreements, Transfer Agency Agreement and Fund Accounting Agreement of Registrant filed as Exhibits 5, 6, and 9 to Registrant's Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Norwest Investment Management, Inc.


         The description of Norwest Investment Management, Inc., under the caption "Management-Advisor" or Management of the Funds-Norwest Investment Management" in each Prospectus and under the caption
         "Management-Adviser" or "Management -Investment Advisory Services-Norwest Investment Management" in each Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein.


         The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.


           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman, Chief Executive Officer,   Norwest Investment Management,
                                              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James W. Paulsen                   Senior Vice President, Chief         Norwest Investment Management,
                                              Investment Officer                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Senior Vice President, Chief         Norwest Investment Management,
                                              Executive Officer                    Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David S. Lunt                      Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard C. Villars                 Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lee K. Chase                       Senior Vice President                Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Andrew Owen                        Vice President                       Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Eileen A. Kuhry                    Investment Compliance Specialist     Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------


(b)      Schroder Capital Management International Inc.


         The description of Schroder Capital Management International Inc. ("SCMI") under the caption "Management of the Funds-Investment Advisory Services-Schroder Capital Management International Inc." in the
         Prospectus and "Management-Investment Advisory Services" in the Statement of Additional Information relating to International Fund, Diversified Equity Fund, Growth Equity Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.


         The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David M. Salisbury                 Chairman, Director                   SCMI

                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard R. Foulkes                 Deputy Chairman, Director            SCMI
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman                      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John A. Troiano                    Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sharon L. Haugh                    Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman                   Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman, Director                   Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Gavin D. L. Ralston                Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
           ---------------------------------- ------------------------------------ ----------------------------------




           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Mark J. Smith                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert G. Davy                     Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jane P. Lucas                      Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David R. Robertson                 Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Fund Advisors Inc..
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Michael M. Perlstein               Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Managing Director                    MacKay Shields Financial
                                                                                   Corporation
                                                                                   resigned 11/96
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Louise Croset                      First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Abdallah Nauphal                   Group Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Group Vice President, Director       Schroder Capital Management Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ellen B. Sullivan                  Group Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
           ---------------------------------- ------------------------------------ ----------------------------------



           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Catherine A. Mazza                 Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              President, Director                  Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain  open end management
                                                                                   investment companies for  which
                                                                                   SCMI  and/or its affiliates
                                                                                   provide investment services.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Heather Crighton                   First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Fariba Talebi                      Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates provide
                                                                                   investment services.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ira Unschuld                       Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies  for
                                                                                   which SCMI and/or its affiliates
                                                                                   provide investment services.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul M. Morris                     Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Principal, Senior Portfolio Manager  Weiss, Peck & Greer LLC
                                                                                   resigned 12/96
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Susan B. Kenneally                 First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jennifer A. Bonathan               First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
           ---------------------------------- ------------------------------------ ----------------------------------

*Schroder Ltd and Schroders plc. are located at 33 Gutter Lane, London EC2V 8AS, United Kingdom.

(c)      Crestone Capital Management, Inc.


         The description of Crestone Capital Management, Inc. ("Crestone") under the caption "Management-SubAdviser" in the Prospectus and
         "Management-Adviser-SubAdviser-Small Company Stock Fund" in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.


         The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111-2614 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Kirk McCown                        President, Director                  Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Chairman, Chief Executive Officer,   Norwest Investment Management,
           Minneapolis, MN 55479              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Senior Vice President, Chief         Norwest Investment Management,
           Minneapolis, MN 55479              Executive Officer                    Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Susan Koonsman                     Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           1740 Broadway                      President                            Norwest Investments & Trust
           Denver, CO 80274
           ---------------------------------- ------------------------------------ ----------------------------------

(d)      Peregrine Capital Management, Inc.

         The description of Peregrine Capital Management, Inc. ("Peregrine") under the caption "Management-SubAdviser" in the Prospectus and "Management-Adviser-SubAdviser-Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund in the Statement of Additional Information relating to Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James R. Campbell                  Director                             Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          President, Chief Executive           Norwest Bank
           Minneapolis, MN 55479-0116         Officer, Director
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Patricia D. Burns                  Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Tasso H. Coin                      Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------


           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John S. Dale                       Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Julie M. Gerend                    Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William D. Giese                   Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Daniel J. Hagen                    Vice President                       Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ronald G. Hoffman                  Senior Vice President, Secretary     Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Frank T. Matthews                  Vice President                       Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jeannine McCormick                 Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Barbara K. McFadden                Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert B. Mersky                   Chairman, President, Chief           Peregrine Capital Management,
                                              Executive Officer                    Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Gary E. Nussbaum                   Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James P. Ross                      Vice President                       Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank (prior to November,
                                                                                   1996)
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jonathan L. Scharlau               Assistant Vice President             Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jay H. Strohmaier                  Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President/Managed        Voyageur Asset Management (prior
                                              Accounts                             to September, 1996)
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul E. von Kuster                 Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Janelle M. Walter                  Assistant Vice President             Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul R. Wurm                       Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------




           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           J. Daniel Vendermark               Vice President                       Peregrine Capital Management,
           Sixth and Marquette Avenue                                              Inc.
           Minneapolis, MN 55479-1013
           ---------------------------------- ------------------------------------ ----------------------------------
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Albert J. Edwards                  Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President/Marketing             U.S. Trust Company of California
                                                                                   (prior to June 9, 1997)
           ---------------------------------- ------------------------------------ ----------------------------------



(e)      Galliard Capital Management, Inc.

         The description of Galliard Capital Management, Inc. ("Galliard") under the caption "Management-SubAdviser" in the Prospectus and "Management-Adviser-SubAdviser-Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund" in the Statement of Additional Information relating to the Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.


         The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman                             Galliard Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Chairman, Chief Executive Officer,   Norwest Investment Management,
           Minneapolis, MN 55479              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard Merriam                    Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John Caswell                       Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Karl Tourville                     Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Laura Gideon                       Senior Vice President of Marketing   Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Leela Scattum                      Vice President of Operations         Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------


(f)      Smith Asset Management Group, L.P.

         The description of Smith Asset Management Group, L.P. ("Smith") under the caption "Management-SubAdviser" in the Prospectus and "Management-Adviser-SubAdviser-Performa Disciplined Growth Fund and Performa Small Cap Value Fund" in the Statement of Additional Information relating to Performa Disciplined Growth Fund and Performa Small Cap Value Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.


         The following are the directors and principal executive officers of Smith, including their business connections which are of a substantial nature. The address of Smith is 300 Crescent Court, Suite 750, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen S. Smith                   President, Chief Executive Officer   Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen J. Summers                 Chief Operating Officer              Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sarah C. Castleman                 Vice President                       Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Assistant Vice President             NationsBank (formerly)
           ---------------------------------- ------------------------------------ ----------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


                   BT Alex Brown Funds The CRM Funds The Cutler Trust Forum Funds Memorial Funds Monarch Funds Norwest Advantage Funds Norwest Select Funds Sound Shore Fund, Inc.


         (b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101:

                   -------------------- ---------------------------------- -------------------------------------
                   Name                     Position with Underwriter      Position with Registrant
                   -------------------- ---------------------------------- -------------------------------------

                   -------------------- ---------------------------------- -------------------------------------
                   John Y. Keffer                   President              Chairman, President
                   -------------------- ---------------------------------- -------------------------------------
                   David I. Goldstein               Secretary              Vice President and Secretary
                   -------------------- ---------------------------------- -------------------------------------
                   -------------------- ---------------------------------- -------------------------------------
                   Sara M. Morris                   Treasurer              Vice President and Treasurer
                   -------------------- ---------------------------------- -------------------------------------

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of accounts, books and other documents required to be maintained by 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services,
         Inc.  at  Two  Portland  Square,   Portland,

          Maine 04101, at Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 and Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Registrant's investment advisers as indicated in the various prospectuses constituting Part A of this Registration Statement.


          Additional records are maintained at the offices of Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, MN 55479-0040, Registrant's custodian and transfer agent and at the offices of Norwest Investment Management, Inc., Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479, Registrant's investment adviser.


ITEM 31.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 32.  UNDERTAKINGS

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, and State of Maine on the 19th day of August, 1998.


                                              NORWEST ADVANTAGE FUNDS


                                              By:/s/   John Y. Keffer
                                              ----------------------------
                                              John Y. Keffer
                                              President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons on the 19th day of August, 1998.



(a)      Principle Executive Officer

         /s/  John Y. Keffer
         -----------------------------------
              John Y. Keffer
              Chairman and President

(b)      Principle Financial and Accounting Officer

         /s/  Sara M. Morris
         -----------------------------------
              Sara M. Morris
              Treasurer

(c)      A majority of the Trustees

         /s/  John Y. Keffer
         -----------------------------------
              John Y. Keffer
              Chairman

              Robert C. Brown,* Trustee
              Donald H. Burkhardt,* Trustee
              James C. Harris,* Trustee
              Richard M. Leach,* Trustee
              Donald C. Willeke,* Trustee
              Timothy J. Penny,* Trustee
              John C. McCune,* Trustee

         *By:/s/John Y. Keffer
          ----------------------------------
              John Y. Keffer
              Attorney in Fact

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds to be signed in the City of Portland, State of Maine on the 19th day of August, 1998.


                                                    Core Trust (Delaware)



                                                    By:  /s/ John Y. Keffer
                                                    ----------------------------
                                                    John Y. Keffer
                                                    President


This amendment to the Registration Statement of Norwest Advantage Funds has been signed below by the following persons in the capacities indicated on the 19th day of August, 1998.


(a)      Principal Executive Officer

          /s/ John Y. Keffer
          ----------------------------------
         John Y. Keffer
         Chairman and President

(b)      Principal Financial and Accounting Officer

          /s/ Sara M. Morris
          ----------------------------------
         Sara M. Morris
         Treasurer

(c)      A Majority of the Trustees

         /s/ John Y. Keffer
          ----------------------------------
         John Y. Keffer
         Chairman

         J. Michael Parish,* Trustee
         James C. Cheng,* Trustee
         Costas Azariadis,* Trustee

         *By: /s/ John Y. Keffer
          ----------------------------------
              John Y. Keffer
                Attorney in Fact

                                   SIGNATURES

On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds, solely with respect to Performa Global Growth Fund, a series of Norwest Advantage Funds, to be signed in the City of New York, State of New York on the 21st day of August, 1998.

                                                      SCHRODER CAPITAL FUNDS

                                                        By:  /s/ Jane P. Lucas
                                                           ------------------
                                                             Jane P. Lucas
                                                             Vice President

This amendment to the Registration Statement of Norwest Advantage Funds, solely with respect to Performa Global Growth Fund, a series of Norwest Advantage Funds, has been signed below by the following persons in the capacities indicated on the 21st day of August, 1998.

         Signatures                                        Title
         ----------                                        -----
(a)      Principal Executive Officer

         MARK J. SMITH

         *By: /s/ Thomas G. Sheehan                        President and Trustee
              --------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

(b)      Principal Financial and
         Accounting Officer

         /s/ Fergal Cassidy                                Treasurer
         -------------------------------
         Fergal Cassidy

(c)      Majority of the Trustees

         PETER E. GUERNSEY*                                Trustee
         JOHN I. HOWELL*                                   Trustee
         HERMANN C. SCHWAB*                                Trustee
         CLARENCE F. MICHALIS*                             Trustee
         MARK J. SMITH*                                    Trustee
         HON. DAVID N. DINKINS*                            Trustee
         PETER S. KNIGHT*                                  Trustee
         SHARON L. HAUGH*                                  Trustee


         *By:  Thomas G. Sheehan
            ----------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

                                INDEX TO EXHIBITS

EXHIBIT

(17)     Financial Data Schedules.